UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2015

TBD-QTLY-0116
1.824865.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.6%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,182,025
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,691,920
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	491,575
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		1,190,000	1,149,469
			7,514,989
Automobiles - 1.1%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,538,501
General Motors Co.:
3.5% 10/2/18		9,215,000	9,344,932
5.2% 4/1/45		4,250,000	4,067,029
6.25% 10/2/43		1,543,000	1,651,894
General Motors Financial Co., Inc.:
2.4% 4/10/18		40,000,000	39,827,280
2.625% 7/10/17		2,955,000	2,965,691
3% 9/25/17		6,726,000	6,776,781
3.15% 1/15/20		27,252,000	27,040,497
3.2% 7/13/20		20,200,000	19,927,421
3.25% 5/15/18		4,810,000	4,855,556
3.5% 7/10/19		10,761,000	10,857,182
4% 1/15/25		18,085,000	17,460,688
4.25% 5/15/23		5,420,000	5,444,038
4.375% 9/25/21		47,963,000	49,004,565
4.75% 8/15/17		5,050,000	5,239,001
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	31,130,476
			243,131,532
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	4,264,050
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,225,476
4.25% 6/15/23		8,466,000	8,723,214
			9,948,690
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,731,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,568,125
Eldorado Resorts, Inc. 7% 8/1/23 (b)		2,625,000	2,636,484
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,086,250
FelCor Lodging LP 5.625% 3/1/23		135,000	139,388
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,515,000	2,584,163
InterContinental Hotel Group PLC 3.75% 8/14/25 (Reg. S)	GBP	1,950,000	2,946,228
MCE Finance Ltd. 5% 2/15/21 (b)		15,560,000	14,431,900
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,922,275
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,706,300
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	545,400
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,399,800
7% 1/1/22 (b)		7,445,000	7,184,425
10% 12/1/22		10,060,000	7,746,200
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,319,144
Times Square Hotel Trust 8.528% 8/1/26 (b)		730,423	884,248
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,871,792
Wynn Macau Ltd. 5.25% 10/15/21 (b)		19,550,000	17,595,000
			85,298,997
Household Durables - 0.2%
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,854,875
Lennar Corp. 4.875% 12/15/23		3,435,000	3,435,000
M/I Homes, Inc. 6.75% 1/15/21 (b)		4,265,000	4,275,663
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,928,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,008,375
8.25% 2/15/21 (c)		3,885,000	3,894,713
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,485,656
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	565,725
5.875% 6/15/24		415,000	411,888
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,935,000
7% 8/15/22 (b)		860,000	875,050
7% 8/15/22		10,230,000	10,409,025
			38,079,783
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (b)		5,000,000	4,775,000
Media - 2.9%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,398,962
6.15% 2/15/41		23,838,000	27,637,491
7.75% 12/1/45		3,932,000	5,304,610
Altice SA:
5.375% 7/15/23 (b)		2,560,000	2,560,000
7.625% 2/15/25 (b)		10,255,000	8,973,125
7.75% 5/15/22 (b)		30,945,000	28,933,575
7.75% 7/15/25 (b)		1,795,000	1,723,200
7.75% 7/15/25 (b)		1,610,000	1,549,625
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	629,762
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,123,774
5.125% 5/1/23 (b)		4,370,000	4,326,300
5.875% 5/1/27 (b)		7,115,000	7,061,638
CCOH Safari LLC 5.75% 2/15/26 (b)		3,370,000	3,386,850
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	20,652,736
4.908% 7/23/25 (b)		20,419,000	20,737,353
6.484% 10/23/45 (b)		20,419,000	21,268,961
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	7,816,950
6.875% 6/15/18		2,270,000	1,350,650
9% 12/15/19		9,000,000	6,525,000
10% 1/15/18		4,260,000	1,576,200
Cogeco Cable, Inc. 4.875% 5/1/20 (b)		2,335,000	2,335,000
Columbus International, Inc. 7.375% 3/30/21 (b)		13,911,000	14,658,716
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,058,568
4.6% 8/15/45		33,362,000	34,562,231
4.95% 6/15/16		2,344,000	2,398,095
6.45% 3/15/37		2,196,000	2,775,217
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,693,741
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,666,414
6.35% 6/1/40		6,392,000	6,410,083
DISH DBS Corp.:
5.125% 5/1/20		2,315,000	2,274,488
5.875% 11/15/24		6,760,000	6,050,200
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,692,600
4.875% 4/11/22 (b)		565,000	552,994
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	301,851
6.125% 1/31/46		515,000	522,895
6.625% 3/18/25		790,000	902,253
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	1,886,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		6,521,000	7,116,041
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,985,000	5,100,278
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		13,130,000	13,162,825
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (b)		4,530,000	4,609,275
Myriad International Holding BV:
5.5% 7/21/25 (b)		770,000	767,690
6% 7/18/20 (b)		515,000	551,487
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,088,014
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		3,031,171	2,505,084
Numericable Group SA:
4.875% 5/15/19 (b)		2,352,000	2,346,120
6% 5/15/22 (b)		5,000,000	4,937,500
6.25% 5/15/24 (b)		1,490,000	1,467,650
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,489,200
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,392,668
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,672,871
3.85% 9/29/24		11,394,000	11,256,178
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,825,067
4.5% 9/15/42		51,498,000	41,931,423
5.5% 9/1/41		12,973,000	11,937,910
5.85% 5/1/17		3,419,000	3,585,136
5.875% 11/15/40		16,544,000	16,006,386
6.55% 5/1/37		38,302,000	38,806,935
6.75% 7/1/18		13,763,000	15,173,680
7.3% 7/1/38		38,728,000	41,963,492
8.25% 4/1/19		24,391,000	28,239,632
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,341,453
6.2% 3/15/40		11,792,000	13,260,776
6.5% 11/15/36		9,243,000	10,672,541
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,500,000	1,775,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,750,000	2,677,813
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,902,500
5.125% 2/15/25 (b)		2,805,000	2,710,331
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,482,501
VTR Finance BV 6.875% 1/15/24 (b)		2,230,000	2,142,584
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		215,000	202,369
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		3,025,000	2,949,375
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,604,813
6.75% 4/15/22 (b)		6,303,000	5,593,913
			639,527,119
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20		24,910,000	21,422,600
7.4% 4/1/37		8,835,000	6,140,325
8.125% 10/1/19		4,705,000	4,493,275
			32,056,200
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (b)		2,175,000	2,229,375
Sally Holdings LLC 5.625% 12/1/25 (d)		1,725,000	1,748,719
			3,978,094

TOTAL CONSUMER DISCRETIONARY			1,068,574,454

CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,442,600
4.25% 5/1/23		5,205,000	5,244,038
6% 5/1/22		21,795,000	24,192,450
Heineken NV 1.4% 10/1/17 (b)		7,323,000	7,308,727
JB y Co. SA de CV 3.75% 5/13/25 (b)		565,000	546,694
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,516,297
			50,250,806
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,822,224
2.25% 12/5/18		8,524,000	8,618,054
2.8% 7/20/20		15,202,000	15,435,822
3.5% 7/20/22		8,944,000	9,187,429
4% 12/5/23		8,525,000	8,971,216
ESAL GmbH 6.25% 2/5/23 (b)		18,310,000	17,486,050
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	12,706,523
7.75% 1/31/23 (Reg. S)		1,305,000	1,275,638
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	2,831,850
7.75% 11/15/22		1,300,000	1,209,000
Tesco PLC:
5% 3/24/23	GBP	2,850,000	4,325,222
6.125% 2/24/22	GBP	750,000	1,212,851
6.15% 11/15/37 (b)		2,465,000	2,215,458
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	5,155,000
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,743,429
2.7% 11/18/19		8,473,000	8,489,014
3.3% 11/18/21		10,050,000	10,017,629
			128,702,409
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,589,033
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,191,875
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	647,656
JBS Investments GmbH:
7.25% 4/3/24 (b)		18,090,000	18,587,475
7.75% 10/28/20 (b)		6,470,000	6,696,450
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,155,000	1,101,293
5.875% 7/15/24 (b)		6,410,000	6,313,850
7.25% 6/1/21 (b)		2,730,000	2,839,200
7.25% 6/1/21 (b)		2,200,000	2,288,000
8.25% 2/1/20 (b)		1,510,000	1,581,725
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		575,000	644,000
			47,480,557
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,403,261
4% 1/31/24		6,408,000	6,694,277
4.25% 8/9/42		9,573,000	8,782,634
4.75% 5/5/21		7,000,000	7,645,547
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,995,434
2.05% 7/20/18 (b)		8,743,000	8,726,677
2.95% 7/21/20 (b)		20,000,000	20,042,360
3.75% 7/21/22 (b)		20,300,000	20,573,340
4.25% 7/21/25 (b)		21,467,000	21,857,893
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,451,763
3.25% 6/12/20		6,084,000	6,232,669
3.25% 11/1/22		7,368,000	7,323,903
4% 6/12/22		11,386,000	11,844,059
4.45% 6/12/25		44,787,000	47,054,790
4.75% 11/1/42		31,385,000	30,298,765
5.7% 8/15/35		4,237,000	4,662,666
5.85% 8/15/45		35,690,000	39,971,658
6.15% 9/15/43		4,511,000	5,163,918
6.75% 6/15/17		3,719,000	3,994,117
7.25% 6/15/37		5,056,000	6,195,703
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,885,000
			300,800,434

TOTAL CONSUMER STAPLES			527,234,206

ENERGY - 6.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	9,748,341
5.35% 3/15/20 (b)		8,816,000	8,211,152
5.85% 5/21/43 (b)(c)		6,758,000	5,338,820
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		7,366,000	6,996,809
6.5% 4/1/20		738,000	781,968
Ensco PLC:
5.2% 3/15/25		7,885,000	6,498,817
5.75% 10/1/44		7,801,000	6,045,151
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,776,650
6% 10/1/22		995,000	845,750
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,301,925
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,307,500
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,860,938
4.85% 11/15/35		8,550,000	8,636,090
5% 11/15/45		11,714,000	11,924,032
Hornbeck Offshore Services, Inc.:
5% 3/1/21		345,000	265,219
5.875% 4/1/20		1,850,000	1,470,750
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	1,121,154
5.95% 4/1/25		7,570,000	6,068,400
6.95% 4/1/45		7,307,000	5,285,080
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		2,790,000	1,799,550
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,200,379
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,039,147
Transocean, Inc.:
3% 10/15/17 (c)		1,000,000	945,000
5.55% 12/15/16 (c)		7,572,000	7,534,140
			113,002,762
Oil, Gas & Consumable Fuels - 5.7%
Afren PLC:
6.625% 12/9/20 (b)(e)		1,341,775	20,127
10.25% 4/8/19 (Reg. S) (e)		2,024,860	30,373
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8341% 8/1/19 (b)(c)		4,328,000	1,839,400
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	21,176,685
Antero Resources Corp.:
5.125% 12/1/22		7,995,000	7,275,450
5.625% 6/1/23 (b)		4,310,000	3,997,525
Baytex Energy Corp.:
5.125% 6/1/21 (b)		1,065,000	889,275
5.625% 6/1/24 (b)		1,185,000	968,738
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,853,511
2.315% 2/13/20		37,777,000	37,800,648
3.535% 11/4/24		15,450,000	15,613,384
3.814% 2/10/24		21,032,000	21,648,784
4.5% 10/1/20		5,954,000	6,513,390
4.742% 3/11/21		8,800,000	9,743,554
California Resources Corp. 5% 1/15/20		4,140,000	2,639,250
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,941,969
3.9% 2/1/25		24,997,000	23,582,620
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,282,534
Chesapeake Energy Corp.:
4.875% 4/15/22		2,500,000	1,057,813
5.75% 3/15/23		2,970,000	1,262,250
6.125% 2/15/21		6,750,000	2,868,750
6.5% 8/15/17		1,280,000	892,800
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350,000	1,356,750
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		3,145,000	3,089,963
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)		3,149,000	3,132,339
3.3% 6/1/20 (b)		15,490,000	15,315,397
4.5% 6/1/25 (b)		4,707,000	4,508,209
5.8% 6/1/45 (b)		5,906,000	5,557,026
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,258,052
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,232,425
8% 4/1/23 (b)		2,710,000	1,910,550
Consolidated Energy Finance SA 6.75% 10/15/19 (b)		9,367,000	9,015,738
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		180,000	177,300
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,502,330
2.7% 4/1/19		14,993,000	13,283,603
3.875% 3/15/23		5,532,000	4,537,817
Denbury Resources, Inc. 5.5% 5/1/22		5,050,000	3,131,000
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	10,871,934
EDC Finance Ltd. 4.875% 4/17/20 (b)		3,970,000	3,476,211
El Paso Corp. 6.5% 9/15/20		16,140,000	16,699,122
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,205,815
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	8,955,988
4.75% 12/6/21 (b)		175,000	179,632
Enable Midstream Partners LP:
2.4% 5/15/19 (b)		4,028,000	3,700,205
3.9% 5/15/24 (b)		4,249,000	3,323,929
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,058,594
4.375% 10/15/20		11,319,000	11,380,881
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	11,324,275
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,850,875
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,935,939
3.75% 2/15/25		9,982,000	9,477,051
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		6,885,000	5,267,025
7.75% 9/1/22		6,075,000	4,768,875
9.375% 5/1/20		15,425,000	13,111,250
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,082,700
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		1,225,000	1,237,740
6.875% 5/16/17 (Reg. S)		200,000	202,080
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,872,113
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		710,000	639,000
7% 6/15/23		6,755,000	6,180,825
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	226,189
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	5,540,063
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	1,173,691
5.75% 10/1/25 (b)		2,135,000	1,958,863
Indo Energy Finance BV 7% 5/7/18 (b)		400,000	238,401
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		5,150,000	2,163,000
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,302,564
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		645,000	562,763
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,022,214
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,551,893
MPLX LP 4% 2/15/25		2,532,000	2,292,792
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,214,963
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,768,500
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,480,000	2,096,840
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		6,456,000	2,017,500
Pan American Energy LLC 7.875% 5/7/21 (b)		583,000	583,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		2,165,000	2,029,688
Pemex Project Funding Master Trust 6.625% 6/15/35		3,115,000	3,037,748
Petro-Canada 6.05% 5/15/18		3,850,000	4,183,876
Petrobras Global Finance BV:
2.4605% 1/15/19 (c)		3,100,000	2,456,750
2.75% 1/15/18	EUR	7,600,000	7,015,715
3% 1/15/19		4,803,000	3,895,233
3.25% 3/17/17		26,028,000	24,336,180
4.375% 5/20/23		20,096,000	14,016,960
4.875% 3/17/20		38,750,000	31,182,125
5.625% 5/20/43		18,504,000	11,751,520
6.25% 3/17/24		21,380,000	16,789,286
7.25% 3/17/44		640,000	455,085
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,141,040
5.375% 1/27/21		44,755,000	35,678,686
5.75% 1/20/20		13,190,000	10,993,206
5.875% 3/1/18		3,875,000	3,535,938
6.875% 1/20/40		4,495,000	3,112,788
7.875% 3/15/19		10,517,000	9,765,035
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	738,000
5.5% 4/12/37		655,000	241,302
8.5% 11/2/17 (b)		13,573,333	8,469,760
9.75% 5/17/35 (b)		3,430,000	1,642,970
12.75% 2/17/22 (b)		2,395,000	1,215,343
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,755,505
3.5% 7/18/18		14,963,000	15,070,285
3.5% 7/23/20 (b)		13,960,000	13,766,654
3.5% 1/30/23		12,689,000	11,642,158
4.5% 1/23/26 (b)		46,043,000	43,409,340
4.875% 1/24/22		11,642,000	11,676,926
4.875% 1/18/24		13,872,000	13,625,078
5.5% 1/21/21		12,069,000	12,657,364
5.5% 6/27/44 (b)		1,390,000	1,146,750
5.5% 6/27/44		22,304,000	18,400,800
5.625% 1/23/46 (b)		35,710,000	29,996,400
6% 3/5/20		6,145,000	6,619,455
6.375% 1/23/45		29,382,000	27,251,805
6.5% 6/2/41		26,292,000	24,801,244
6.625% (b)(f)		5,845,000	5,684,263
8% 5/3/19		8,600,000	9,751,540
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,266,553
4.875% 11/15/44		34,230,000	33,741,367
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,272,433
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,791,934
6.125% 1/15/17		6,185,000	6,422,547
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	577,402
5.25% 5/23/21 (b)		815,000	820,822
6% 5/3/42 (b)		395,000	335,241
6.5% 5/27/41 (b)		2,250,000	2,050,173
Rice Energy, Inc.:
6.25% 5/1/22		9,680,000	8,228,000
7.25% 5/1/23 (b)		3,830,000	3,332,100
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		1,815,000	1,756,013
5.625% 3/1/25 (b)		12,415,000	11,390,763
5.75% 5/15/24		5,045,000	4,654,013
SemGroup Corp. 7.5% 6/15/21		4,750,000	4,393,750
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,893,760
4.375% 5/11/45		20,000,000	19,888,880
Sibur Securities Ltd. 3.914% 1/31/18 (b)		1,670,000	1,627,365
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,831,507
SM Energy Co. 6.5% 11/15/21		1,205,000	1,171,863
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,115,719
4.05% 1/23/20		33,618,000	29,788,977
4.95% 1/23/25		34,312,000	28,270,858
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	328,456
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,750,052
2.95% 9/25/18		1,960,000	1,961,541
4.6% 6/15/21		2,694,000	2,796,561
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,447,563
6.375% 4/1/23 (b)		1,035,000	1,047,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.75% 3/15/24 (b)		3,590,000	3,410,500
Teekay Corp. 8.5% 1/15/20 (b)		1,955,000	1,915,880
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	5,679,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		505,000	518,888
6.25% 10/15/22 (b)		800,000	827,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	8,673,879
4.55% 6/24/24		65,504,000	53,748,456
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,492,567	3,536,224
Western Gas Partners LP 5.375% 6/1/21		16,424,000	17,131,201
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,120,788
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,064,575
Whiting Petroleum Corp. 5% 3/15/19		3,875,000	3,642,500
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,312,965
4.3% 3/4/24		8,588,000	7,453,482
WPX Energy, Inc. 7.5% 8/1/20		2,070,000	1,950,975
YPF SA:
8.5% 7/28/25 (b)		1,710,000	1,639,890
8.75% 4/4/24 (b)		3,655,000	3,609,313
8.875% 12/19/18 (b)		1,610,000	1,674,400
8.875% 12/19/18 (Reg. S)		1,300,000	1,352,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		2,840,000	2,399,800
			1,264,978,292

TOTAL ENERGY			1,377,981,054

FINANCIALS - 18.3%
Banks - 7.1%
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,700,000	1,823,975
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		697,825	715,271
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	1,252,646
Banco Hipotecario SA 9.75% 11/30/20 (b)		750,000	765,000
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,517,150
4% 4/14/19 (b)		12,355,000	11,706,363
5.5% 7/12/20 (b)		1,365,000	1,330,875
5.75% 9/26/23 (b)		11,110,000	10,276,750
6.369% 6/16/18 (b)		13,435,000	13,569,350
6.5% 6/10/19 (Reg. S)		1,000,000	1,010,000
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,805,203
1.375% 9/27/17 (Reg. S)		2,720,000	2,730,581
Bank of America Corp.:
2% 1/11/18		50,000,000	50,194,150
2.25% 4/21/20		66,694,000	65,659,109
2.6% 1/15/19		8,068,000	8,157,087
3.3% 1/11/23		2,337,000	2,335,628
3.875% 3/22/17		25,777,000	26,561,497
3.95% 4/21/25		25,000,000	24,729,075
4.1% 7/24/23		11,481,000	12,001,893
4.2% 8/26/24		32,813,000	33,135,617
4.25% 10/22/26		14,724,000	14,774,547
5.65% 5/1/18		8,780,000	9,521,111
5.75% 12/1/17		21,955,000	23,628,849
5.875% 1/5/21		6,530,000	7,445,911
6.5% 8/1/16		9,000,000	9,318,267
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	2,950,000	3,245,859
10% 7/30/16	EUR	1,000,000	1,105,802
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	535,546
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (c)	EUR	2,250,000	2,395,918
4.25% 1/12/22	GBP	4,000,000	6,745,340
Barclays PLC 2.75% 11/8/19		12,249,000	12,262,658
BBVA Bancomer SA 6.75% 9/30/22 (b)		375,000	412,125
BBVA Colombia SA 4.875% 4/21/25 (b)		390,000	374,400
BBVA Paraguay SA 9.75% 2/11/16 (b)		1,145,000	1,151,988
BPCE SA 5.7% 10/22/23 (b)		6,850,000	7,323,931
Capital One NA 2.95% 7/23/21		18,827,000	18,755,928
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,201,123
1.7% 4/27/18		120,000,000	119,495,280
1.8% 2/5/18		33,287,000	33,267,560
1.85% 11/24/17		33,365,000	33,381,282
2.4% 2/18/20		60,588,000	60,416,536
2.5% 7/29/19		46,387,000	46,791,216
2.65% 10/26/20		20,000,000	19,941,260
4.05% 7/30/22		5,303,000	5,471,482
4.4% 6/10/25		40,790,000	41,481,758
4.45% 9/29/27		10,000,000	10,021,310
5.5% 9/13/25		4,478,000	4,919,585
6.125% 5/15/18		3,779,000	4,160,052
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		13,462,000	13,610,486
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,742,035
Credit Suisse AG 6% 2/15/18		18,058,000	19,509,556
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)		19,455,000	19,372,336
3.75% 3/26/25 (b)		19,450,000	19,011,461
3.8% 9/15/22 (b)		30,700,000	30,941,916
Discover Bank:
4.2% 8/8/23		17,852,000	18,564,688
7% 4/15/20		2,030,000	2,323,169
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,208,688
Fifth Third Bancorp:
4.5% 6/1/18		798,000	844,112
8.25% 3/1/38		4,667,000	6,740,151
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,100,000	1,107,975
6.25% 4/30/19 (b)		1,350,000	1,398,263
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,275,962
7.75% 7/5/17 (Reg. S)		350,000	362,085
GTB Finance BV:
6% 11/8/18 (b)		3,505,000	3,294,700
7.5% 5/19/16 (b)		1,245,000	1,257,699
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,661,657
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,271,518
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,100,336
HSBK BV:
7.25% 5/3/17 (b)		2,135,000	2,206,535
7.25% 5/3/17 (Reg. S)		250,000	258,377
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,341,797
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	205,150
Intesa Sanpaolo SpA:
3.875% 1/16/18		5,740,000	5,907,396
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,606,881
Itau Unibanco Holding SA:
2.85% 5/26/18 (b)		655,000	618,975
5.125% 5/13/23 (Reg. S)		1,850,000	1,674,250
5.5% 8/6/22 (b)		1,155,000	1,089,685
6.2% 12/21/21 (Reg. S)		980,000	977,060
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,542,172
2% 8/15/17		11,000,000	11,074,723
2.2% 10/22/19		7,268,000	7,277,848
2.25% 1/23/20		40,000,000	39,856,480
2.35% 1/28/19		6,857,000	6,932,180
3.25% 9/23/22		18,423,000	18,637,186
3.875% 9/10/24		39,644,000	39,854,153
4.125% 12/15/26		50,896,000	51,501,917
4.25% 10/15/20		6,995,000	7,478,746
4.35% 8/15/21		20,267,000	21,825,107
4.5% 1/24/22		22,046,000	23,921,365
4.625% 5/10/21		6,879,000	7,512,432
4.95% 3/25/20		22,079,000	24,204,015
KeyBank NA 5.45% 3/3/16		3,939,000	3,983,014
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,103,619
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,060,000
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,497,680
Regions Bank 6.45% 6/26/37		24,618,000	29,355,685
Regions Financial Corp. 2% 5/15/18		13,127,000	13,071,486
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	65,843,548
6% 12/19/23		25,897,000	28,213,098
6.1% 6/10/23		31,961,000	34,786,033
6.125% 12/15/22		42,557,000	46,823,722
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,234,188
SB Capital SA 5.5% 2/26/24 (b)(c)		2,285,000	2,085,063
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	976,080
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		645,000	626,295
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,126,291
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,106,352
3.676% 6/15/16		4,301,000	4,368,779
4.48% 1/16/24		4,804,000	5,094,479
Zenith Bank PLC 6.25% 4/22/19 (b)		3,620,000	3,321,350
			1,568,603,829
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,175,191
4.25% 2/15/24		12,758,000	13,072,383
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		8,620,000	8,684,650
Deutsche Bank AG:
2.75% 2/17/25 (Reg. S)	EUR	1,500,000	1,511,416
4.5% 4/1/25		48,248,000	45,519,431
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,622,492
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,007,443
2.55% 10/23/19		33,080,000	33,402,927
2.625% 1/31/19		50,400,000	51,313,046
2.9% 7/19/18		17,494,000	17,942,529
4.25% 10/21/25		20,000,000	20,058,860
5.25% 7/27/21		17,105,000	19,127,375
5.625% 1/15/17		3,200,000	3,341,123
5.95% 1/18/18		4,975,000	5,401,462
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,598,801
6.85% 6/15/17		1,263,000	1,347,017
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,019,947
2.125% 4/25/18		12,586,000	12,682,182
2.8% 6/16/20		30,000,000	30,341,400
3.7% 10/23/24		24,714,000	25,142,467
4.35% 9/8/26		30,000,000	30,623,940
4.875% 11/1/22		26,240,000	28,380,134
5% 11/24/25		3,189,000	3,437,889
5.45% 1/9/17		13,970,000	14,594,641
5.5% 1/26/20		88,000,000	98,325,832
5.625% 9/23/19		12,714,000	14,153,060
5.75% 1/25/21		19,879,000	22,657,866
6.625% 4/1/18		16,118,000	17,842,964
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,603,200
1.8% 3/26/18		24,142,000	24,168,435
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,930,317
			700,030,420
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,066,594
4.5% 5/15/21		2,800,000	2,859,500
4.625% 7/1/22		2,685,000	2,715,206
Ally Financial, Inc. 5.75% 11/20/25		1,455,000	1,465,003
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,638,377
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		840,000	856,800
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,794,234
3.95% 11/6/24		9,738,000	9,646,989
5.2% 4/27/22		12,545,000	13,505,784
6.45% 6/12/17		10,366,000	11,037,084
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,203,858
1.7% 5/9/16		19,473,000	19,523,902
1.724% 12/6/17		18,742,000	18,537,431
2.24% 6/15/18		19,162,000	19,051,761
2.597% 11/4/19		52,209,000	51,467,580
2.875% 10/1/18		13,000,000	13,094,302
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,248,650
4.625% 1/7/21		5,577,000	6,173,867
4.65% 10/17/21		1,540,000	1,716,943
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,529,265
1.875% 8/9/16 (b)		2,974,000	2,980,210
2.125% 10/2/17 (b)		18,524,000	18,485,581
2.875% 8/9/18 (b)		5,276,000	5,345,960
Navient Corp.:
5% 10/26/20		915,000	823,500
5.875% 3/25/21		2,250,000	2,058,750
5.875% 10/25/24		8,775,000	7,480,688
SLM Corp.:
4.875% 6/17/19		2,160,000	2,019,600
5.5% 1/15/19		2,025,000	1,948,050
5.5% 1/25/23		6,135,000	5,276,100
6.125% 3/25/24		2,250,000	1,940,625
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,333,185
3% 8/15/19		4,907,000	4,930,745
3.75% 8/15/21		7,409,000	7,464,605
4.25% 8/15/24		7,458,000	7,455,658
			314,676,387
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	14,036,050
3.875% 8/15/22		11,641,000	11,576,241
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		850,000	563,933
GE Capital International Funding Co.:
0.964% 4/15/16 (b)		34,264,000	34,305,528
2.342% 11/15/20 (b)		20,180,000	20,137,703
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		1,665,000	1,665,000
5.875% 2/1/22		18,611,000	18,901,890
6% 8/1/20		4,745,000	4,881,419
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)		10,340,000	9,771,300
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)		4,765,000	4,496,969
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,785,385
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,510,297
3.75% 12/1/25		11,601,000	11,705,107
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	856,680
7.75% 1/27/18		1,050,000	1,066,275
			169,259,777
Insurance - 2.0%
ACE INA Holdings, Inc.:
2.875% 11/3/22		11,752,000	11,682,934
3.35% 5/3/26		9,473,000	9,447,906
4.35% 11/3/45		9,624,000	9,647,165
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,559,985
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		11,340,000	11,139,282
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	2,900,000	2,897,537
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,462,292
3.875% 1/15/35		19,041,000	17,180,123
4.875% 6/1/22		3,590,000	3,916,453
5.6% 10/18/16		10,702,000	11,110,613
Aon Corp.:
3.125% 5/27/16		11,274,000	11,395,770
5% 9/30/20		3,854,000	4,237,350
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,600,000	5,837,227
Assicurazioni Generali SpA:
5.5% 10/27/47 (Reg. S) (c)	EUR	2,850,000	3,228,212
7.75% 12/12/42 (c)	EUR	2,700,000	3,544,461
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,837,432
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,600,000	1,609,987
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,103,684
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)		1,859,000	1,870,619
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,360,130
5.375% 3/15/17		194,000	203,098
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	2,300,000	3,540,862
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,597,282
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,738,636
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)		30,523,000	27,788,505
5.375% 12/1/41 (b)		3,840,000	4,149,108
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	3,006,057
3.048% 12/15/22 (c)		12,433,000	12,513,454
4.368% 9/15/23		9,625,000	10,387,810
4.75% 2/8/21		4,032,000	4,461,614
6.75% 6/1/16		7,610,000	7,831,413
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,887,725
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	10,291,471
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	34,558,773
6% 2/10/20 (b)		12,654,000	14,161,749
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,635,985
4.5% 11/16/21		6,390,000	6,942,633
5.375% 5/15/45 (c)		17,492,000	17,754,380
6.2% 11/15/40		4,318,000	5,161,642
7.375% 6/15/19		3,230,000	3,772,033
Symetra Financial Corp. 6.125% 4/1/16 (b)		6,375,000	6,462,019
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	18,602,724
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,206,073
4.125% 11/1/24 (b)		6,048,000	6,113,615
Unum Group:
3.875% 11/5/25		20,259,000	20,003,412
4% 3/15/24		20,000,000	20,135,480
5.625% 9/15/20		8,386,000	9,278,061
5.75% 8/15/42		16,937,000	18,683,256
7.125% 9/30/16		587,000	613,475
			455,551,507
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,851,673
4.6% 4/1/22		4,025,000	4,195,736
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	4,100,000	4,356,832
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,426,469
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,218,118
4.2% 12/15/23		12,000,000	12,692,148
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,036,706
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,407,632
4.25% 1/15/24		9,191,000	9,555,193
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,301,646
Communications Sales & Leasing, Inc. 8.25% 10/15/23		1,455,000	1,294,950
Corporate Office Properties LP 5% 7/1/25		8,095,000	7,859,937
DDR Corp.:
3.625% 2/1/25		7,690,000	7,314,174
4.25% 2/1/26		6,601,000	6,582,214
4.625% 7/15/22		20,268,000	20,982,690
4.75% 4/15/18		11,273,000	11,837,225
7.5% 4/1/17		5,574,000	5,972,814
7.875% 9/1/20		323,000	389,001
9.625% 3/15/16		3,691,000	3,775,793
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)		17,707,000	17,782,573
4.75% 10/1/25 (b)		12,725,000	12,871,121
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,156,362
3.75% 12/1/24		5,408,000	5,267,127
3.875% 10/15/22		17,388,000	17,491,198
4.375% 6/15/22		10,999,000	11,362,968
5.95% 2/15/17		102,000	107,021
6.5% 1/15/18		3,795,000	4,126,311
6.75% 3/15/20		10,379,000	11,897,448
8.25% 8/15/19		75,000	89,332
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,568,494
6% 9/15/17		1,212,000	1,288,311
6.25% 1/15/17		1,027,000	1,074,207
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,809,089
4.625% 12/15/21		17,159,000	18,719,491
4.75% 7/15/20		7,700,000	8,381,450
5.375% 8/1/16		2,768,000	2,841,465
5.75% 6/15/17		14,407,000	15,303,965
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,838,154
HCP, Inc. 3.75% 2/1/16		6,084,000	6,112,595
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,148,780
4% 6/1/25		11,717,000	11,559,582
4.7% 9/15/17		1,538,000	1,611,798
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	644,514
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,277,445
6.65% 1/15/18		867,000	921,585
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,605,553
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,564,111
4.5% 4/1/27 (b)		50,980,000	48,567,473
4.95% 4/1/24		17,495,000	17,690,647
5.25% 1/15/26 (b)		29,233,000	30,038,369
5.875% 3/15/24		290,000	301,238
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,200,516
5% 12/15/23		2,030,000	2,088,797
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,007
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,818,762
The GEO Group, Inc. 5.875% 1/15/22		1,990,000	1,962,638
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,658,308
WP Carey, Inc. 4% 2/1/25		21,616,000	20,769,215
			467,846,971
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,347,577
3.85% 4/15/16		16,284,000	16,396,995
4.25% 7/15/22		5,809,000	5,590,274
6.125% 4/15/20		3,429,000	3,681,971
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,310,356
4.1% 10/1/24		15,881,000	15,421,229
4.55% 10/1/29		15,881,000	15,408,318
4.95% 4/15/18		12,690,000	13,317,102
5.7% 5/1/17		7,049,000	7,381,896
6% 4/1/16		2,699,000	2,737,866
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,370,431
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	2,897,977
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	367,589
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,002,252
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,275,354
5.25% 3/15/21		5,708,000	6,165,559
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,876,659
5.5% 3/15/17		3,597,000	3,760,998
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	155,230
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,080,788
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	804,750
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,350
11.5% 7/20/20 (Reg. S)		5,000	5,350
Liberty Property LP:
3.375% 6/15/23		8,174,000	7,781,329
4.125% 6/15/22		14,880,000	15,043,799
4.4% 2/15/24		13,017,000	13,263,373
4.75% 10/1/20		11,282,000	12,050,214
5.5% 12/15/16		1,891,000	1,965,254
6.625% 10/1/17		4,835,000	5,214,673
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,153,422
3.15% 5/15/23		14,735,000	12,753,968
4.5% 4/18/22		17,365,000	16,777,994
5.8% 1/15/16		10,000,000	10,046,320
7.75% 8/15/19		3,156,000	3,527,133
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,691,666
4.3% 10/15/23		2,224,000	2,262,420
6.05% 9/1/16		2,000,000	2,061,164
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,501,998
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		4,546,000	4,716,216
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,225
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,217,401
Regency Centers LP 5.875% 6/15/17		2,153,000	2,278,757
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,149,374
3.875% 12/1/23		4,812,000	4,826,340
6.125% 6/1/20		14,318,000	16,261,926
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,679,389
3.5% 2/1/25		4,631,000	4,437,262
3.75% 5/1/24		20,000,000	19,716,940
4.125% 1/15/26		5,557,000	5,553,005
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,042,433
4% 4/30/19		3,747,000	3,915,915
4.25% 3/1/22		300,000	311,120
Vesteda Finance BV 2.5% 10/27/22 (Reg. S)	EUR	6,950,000	7,455,694
			390,320,595
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)		4,700,000	4,230,000

TOTAL FINANCIALS			4,070,519,486

HEALTH CARE - 2.4%
Biotechnology - 0.6%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,556,646
2.9% 11/6/22		24,855,000	24,312,714
3.6% 5/14/25		24,114,000	23,896,251
4.5% 5/14/35		23,238,000	22,609,807
4.7% 5/14/45		23,197,000	22,769,317
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,190,000	990,675
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,823,180
2.2% 5/22/19		14,136,000	14,128,635
			137,087,225
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,592,951
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	555,113
			5,148,064
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,949,023
Community Health Systems, Inc.:
6.875% 2/1/22		7,350,000	7,111,125
7.125% 7/15/20		1,745,000	1,736,450
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,861,065
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,909,220
4.25% 10/15/19		7,590,000	7,722,825
4.75% 5/1/23		595,000	590,538
5.875% 3/15/22		715,000	766,838
5.875% 2/15/26		4,285,000	4,343,919
6.5% 2/15/20		30,303,000	33,522,694
HealthSouth Corp.:
5.125% 3/15/23		860,000	827,750
5.75% 11/1/24 (b)		1,035,000	998,775
5.75% 11/1/24		1,155,000	1,114,575
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,781,625
8.75% 1/15/23		9,765,000	9,240,131
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,894,286
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,055,225
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	510,625
5.5% 2/1/21		1,555,000	1,603,594
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	2,909,750
Tenet Healthcare Corp.:
3.8372% 6/15/20 (b)(c)		1,550,000	1,528,688
5% 3/1/19		2,285,000	2,199,313
6% 10/1/20		605,000	642,813
6.75% 6/15/23		12,225,000	11,430,375
6.875% 11/15/31		130,000	110,013
8.125% 4/1/22		16,575,000	16,523,203
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,356,078
2.875% 3/15/23		16,114,000	15,990,357
3.35% 7/15/22		6,192,000	6,361,568
3.75% 7/15/25		19,000,000	19,705,717
4.625% 7/15/35		12,193,000	12,884,636
4.75% 7/15/45		20,331,000	21,440,280
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,367,028
			250,990,102
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (b)		1,345,000	1,282,794
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,100,559
2.4% 2/1/19		1,959,000	1,966,129
4.15% 2/1/24		3,010,000	3,154,038
			8,220,726
Pharmaceuticals - 0.6%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,950,411
3.45% 3/15/22		31,597,000	31,957,933
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,150,000	4,202,727
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)		10,323,000	10,387,044
3% 10/8/21 (b)		7,536,000	7,651,881
3.375% 10/8/24 (b)		3,362,000	3,382,313
Endo Finance LLC 5.375% 1/15/23 (b)		1,530,000	1,445,850
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,667,125
6% 2/1/25 (b)		3,680,000	3,496,000
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		1,605,000	1,380,300
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,604,966
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,934,769
2.3% 11/8/18		3,161,000	3,121,200
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,592,439
3.9% 12/15/24		5,449,000	5,285,083
4.9% 12/15/44		2,390,000	2,221,190
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20(b)		5,715,000	5,114,925
5.875% 5/15/23 (b)		1,980,000	1,712,700
6.75% 8/15/18 (b)		3,820,000	3,724,500
7.5% 7/15/21 (b)		1,575,000	1,488,501
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,834,506
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,764,031
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,989,216
3.25% 2/1/23		4,892,000	4,676,331
3.45% 11/13/20		5,179,000	5,219,847
			134,805,788

TOTAL HEALTH CARE			537,534,699

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,126,716
6.375% 6/1/19 (b)		8,071,000	9,051,312
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		8,620,000	7,327,000
Orbital ATK, Inc. 5.5% 10/1/23 (b)		2,280,000	2,348,400
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,474,055
6% 7/15/22		2,885,000	2,834,513
6.5% 5/15/25 (b)		1,355,000	1,331,288
			36,493,284
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (b)		1,465,000	1,499,794
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)		5,685,000	5,500,238
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,317,566
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,596,575
5.5% 10/1/19 (b)		8,970,000	9,026,063
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)		207,953	209,772
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		225,022	248,649
6.125% 4/29/18		240,000	248,400
6.648% 3/15/19		943,918	969,876
6.9% 7/2/19		381,986	394,133
9.25% 5/10/17		1,144,714	1,221,982
Delta Air Lines, Inc. pass-thru trust certificates 6.375% 7/2/17 (b)		1,515,000	1,520,681
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	921,850
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,702,675
Series 2013-1 Class B, 5.375% 5/15/23		313,455	315,806
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,366,062	1,448,025
8.36% 1/20/19		837,230	894,790
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		631,364	669,246
12% 1/15/16 (b)		157,666	159,875
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,717,000
6.375% 6/1/18		140,000	146,125
			36,729,121
Building Products - 0.0%
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,118,213
6% 10/15/25 (b)		3,630,000	3,743,438
USG Corp. 5.5% 3/1/25 (b)		3,175,000	3,250,406
			10,112,057
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,752,970
4.125% 4/15/19		2,860,000	2,910,050
4.125% 6/15/23		5,040,000	4,716,432
5.25% 3/15/20		2,035,000	2,131,663
6.25% 10/15/21		2,065,000	2,157,925
APX Group, Inc.:
6.375% 12/1/19		12,550,000	11,985,250
8.75% 12/1/20		13,055,000	10,770,375
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,040,625
Cenveo Corp. 6% 8/1/19 (b)		325,000	242,125
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	356,000
7.25% 11/15/21 (b)		8,485,000	7,551,650
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,543,750
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,194,944
7% 2/15/22		660,000	635,250
			56,989,009
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (b)		1,405,000	214,263
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	589,950
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	522,750
			1,326,963
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		1,920,000	1,612,800
Sensata Technologies BV 5% 10/1/25 (b)		2,285,000	2,159,325
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,300,000	5,572,932
			9,345,057
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	463,500
General Electric Co. 5.25% 12/6/17		17,730,000	19,119,819
			19,583,319
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		1,340,000	1,216,050
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,563,100
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,653,225
			4,432,375
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,875,000	7,363,125
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		8,910,000	6,682,500
8.125% 2/15/19		2,885,000	1,947,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		885,000	708,000
			16,701,000
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	3,781,600
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,642,866
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	678,925
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,503,675
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	557,888
			8,164,954
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,163,389
2.625% 9/4/18		16,438,000	16,300,348
3.75% 2/1/22		26,396,000	26,051,823
3.875% 4/1/21		14,814,000	14,962,140
4.25% 9/15/24		12,030,000	11,789,400
4.75% 3/1/20		11,796,000	12,437,466
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,639,969
6.25% 12/1/19		830,000	896,400
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)		1,160,000	1,209,300
Building Materials Holding Corp. 9% 9/15/18 (b)		2,690,000	2,837,950
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,663,000
6.75% 12/15/20		2,795,000	2,913,788
International Lease Finance Corp. 4.625% 4/15/21		955,000	983,650
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,575,032
			109,423,655
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,494,990	1,569,740
10.75% 12/1/20 (Reg. S)		83,790	87,980
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	610,693
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,608,210
			7,876,623

TOTAL INDUSTRIALS			317,177,417

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)		3,391,000	3,588,492
8.875% 1/1/20 (b)		1,970,000	2,110,363
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,520,000	2,608,200
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,372,800
Lucent Technologies, Inc.:
6.45% 3/15/29		20,230,000	20,735,750
6.5% 1/15/28		4,782,000	4,805,910
			35,221,515
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,641,320
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,254,540
6.55% 10/1/17		1,383,000	1,503,830
			8,399,690
Internet Software & Services - 0.0%
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		1,720,000	1,720,000
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (b)		3,200,000	3,228,000
6.125% 11/1/23 (b)		2,290,000	2,307,175
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	4,400,000	4,876,970
Global Cash Access, Inc. 10% 1/15/22 (b)		5,220,000	4,606,650
			15,018,795
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,550,516
Micron Technology, Inc.:
5.25% 8/1/23 (b)		5,285,000	4,967,900
5.25% 1/15/24 (b)		5,165,000	4,803,450
5.5% 2/1/25		3,715,000	3,445,663
5.625% 1/15/26 (b)		3,745,000	3,440,719
5.875% 2/15/22		2,310,000	2,323,236
NXP BV/NXP Funding LLC 4.625% 6/15/22 (b)		2,215,000	2,187,313
Qorvo, Inc.:
6.75% 12/1/23 (b)		3,440,000	3,517,400
7% 12/1/25 (b)		3,440,000	3,534,600
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,115,599
			35,886,396
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		9,440,000	9,628,800
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		2,715,000	2,606,400
Nuance Communications, Inc. 5.375% 8/15/20 (b)		3,315,000	3,364,725
			15,599,925
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,301,400
4.375% 5/13/45		20,000,000	20,097,780
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,542,581
4.9% 10/15/25 (b)		20,381,000	20,122,549
6.35% 10/15/45 (b)		30,381,000	29,165,547
			110,229,857

TOTAL INFORMATION TECHNOLOGY			222,076,178

MATERIALS - 1.3%
Chemicals - 0.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (b)		1,980,000	2,158,200
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,010,000	909,000
5.75% 4/15/21 (b)		830,000	777,378
6.45% 2/3/24		680,000	626,280
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	2,759,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	907,300
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	735,875
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,175,000	3,190,875
OCP SA 5.625% 4/25/24 (b)		390,000	395,850
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,425,000	2,109,750
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,457,181
4.25% 11/15/20		3,653,000	3,872,461
			29,899,900
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		450,000	414,000
9.375% 10/12/22 (b)		710,000	760,588
CRH Funding BV 1.875% 1/9/24 (Reg. S)	EUR	1,500,000	1,598,233
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	624,681
			3,397,502
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		14,962,327	15,006,746
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.3372% 12/15/19 (b)(c)		8,795,000	8,641,088
7% 11/15/20 (b)		2,655,000	2,645,044
Ball Corp. 5.25% 7/1/25		4,920,000	4,956,900
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,179,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,151,750
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)		2,290,000	2,381,600
6.375% 8/15/25 (b)		2,290,000	2,384,463
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)		6,885,000	7,005,488
			46,352,129
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,418,973
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	749,140
Anglo American Capital PLC:
3.625% 5/14/20 (b)		29,122,000	24,171,260
4.875% 5/14/25 (b)		29,080,000	21,664,600
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		230,000	200,100
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,053,792
6.75% 10/19/75 (b)(c)		17,432,000	17,388,420
Compania Minera Ares SAC 7.75% 1/23/21 (b)		860,000	842,800
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,265,647
4.875% 11/4/44 (b)		5,532,000	4,613,168
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,755,000	2,662,019
9.5% 4/24/18 (Reg. S)		2,900,000	3,084,150
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		2,540,000	2,374,900
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		400,000	264,000
10.375% 4/7/19 (b)		2,522,000	1,664,520
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		8,075,000	5,228,563
7.25% 5/15/22 (b)		3,745,000	2,312,538
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	8,818,328
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	418,462
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		3,230,000	2,584,000
4.875% 10/7/20 (Reg. S)		200,000	160,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,025,000	837,630
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		2,460,000	1,671,324
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,430,000	4,313,713
7.875% 11/1/22 (b)		5,615,000	5,348,288
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,595,832
Metinvest BV:
8.75% 2/14/18 (Reg. S)		400,000	222,080
10.5% 11/28/17 (b)		4,075,000	2,303,190
Murray Energy Corp. 11.25% 4/15/21 (b)		9,760,000	2,171,600
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	4,111,538
Nord Gold NV 6.375% 5/7/18 (b)		1,025,000	1,058,313
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,110,000	3,001,150
5.625% 4/29/20 (Reg. S)		200,000	193,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,078,574
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	229,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,464,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	365,670
7.5% 7/27/35		910,000	879,987
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,716,625
5.25% 4/15/23		3,040,000	2,918,400
5.5% 10/1/24		4,070,000	3,886,850
6.125% 8/15/19		2,683,000	2,776,905
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,761,396
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	10,007,880
6.25% 1/23/17		5,581,000	5,679,226
6.875% 11/21/36		640,000	472,454
Vedanta Resources PLC 6% 1/31/19 (b)		1,090,000	828,618
			201,832,873
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			281,482,404

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,874,325
6.625% 2/15/23 (b)		2,780,000	2,757,399
7.875% 12/15/19 (b)		272,000	283,220
Altice Finco SA:
7.625% 2/15/25 (b)		2,720,000	2,488,800
8.125% 1/15/24 (b)		1,000,000	952,500
9.875% 12/15/20 (b)		6,135,000	6,503,100
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,108,428
3% 6/30/22		29,259,000	28,941,423
3.4% 5/15/25		39,520,000	38,321,516
4.75% 5/15/46		31,335,000	29,404,764
4.8% 6/15/44		15,000,000	14,134,380
6.3% 1/15/38		16,665,000	18,614,788
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,855
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,001,160
6% 4/1/17		2,432,000	2,511,040
6.15% 9/15/19		6,992,000	7,184,280
Embarq Corp. 7.995% 6/1/36		4,717,000	4,956,624
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,775,000	2,827,031
GCI, Inc. 6.875% 4/15/25		5,080,000	5,257,800
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	1,053,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	697,877
Sable International Finance Ltd. 6.875% 8/1/22 (b)		5,895,000	5,924,475
Sprint Capital Corp.:
6.875% 11/15/28		23,040,000	16,588,800
8.75% 3/15/32		11,455,000	8,949,219
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,548,728
Telecom Italia Capital SA 6% 9/30/34		1,350,000	1,269,027
Telecom Italia SpA 5.303% 5/30/24 (b)		1,350,000	1,373,288
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		590,000	553,863
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,968,154
2.625% 2/21/20		21,379,000	21,579,535
4.5% 9/15/20		36,000,000	39,087,900
5.012% 8/21/54		55,038,000	52,165,457
6.25% 4/1/37		2,348,000	2,657,715
6.4% 9/15/33		10,915,000	12,745,478
6.55% 9/15/43		64,849,000	78,320,731
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,196,988
7.375% 4/23/21 (b)		11,810,000	11,396,650
			459,247,318
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,110,096
3.125% 7/16/22		9,218,000	9,127,184
Comcel Trust 6.875% 2/6/24 (b)		1,000,000	827,500
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	8,228,850
6.75% 3/1/23 (b)		2,795,000	2,465,749
7.125% 4/1/22 (b)		1,885,000	1,518,763
8.25% 9/30/20 (b)		9,040,000	7,853,500
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	850,000	1,366,605
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,490,000	2,600,050
7.25% 10/15/20		1,810,000	1,511,350
MetroPCS Wireless, Inc. 6.625% 11/15/20		2,975,000	3,064,250
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	601,250
6% 3/15/25 (b)		6,925,000	6,007,438
6.625% 10/15/21 (b)		1,775,000	1,717,313
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,955,000	3,295,061
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,615,000	1,673,544
10.125% 1/15/23 (b)		5,075,000	5,303,375
10.875% 10/15/25 (b)		3,075,000	3,251,813
Sprint Communications, Inc.:
7% 3/1/20 (b)		980,000	1,000,213
9% 11/15/18 (b)		3,890,000	4,201,200
Sprint Corp.:
7.625% 2/15/25		7,395,000	5,809,697
7.875% 9/15/23		12,220,000	9,837,100
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,080,300
6.375% 3/1/25		13,125,000	13,059,375
6.464% 4/28/19		1,520,000	1,561,800
6.5% 1/15/24		6,085,000	6,130,638
6.5% 1/15/26		2,930,000	2,922,089
6.625% 4/1/23		7,185,000	7,369,295
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	472,200
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	708,604
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		4,735,000	4,918,794
			138,594,996

TOTAL TELECOMMUNICATION SERVICES			597,842,314

UTILITIES - 3.1%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17		2,491,000	2,675,346
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,174,935
2.95% 12/15/22		4,935,000	4,845,454
American Transmission Systems, Inc. 5% 9/1/44 (b)		1,761,000	1,783,574
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,918,115
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,751,444
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,988,818
6.4% 9/15/20 (b)		25,897,000	29,486,221
Edison International 3.75% 9/15/17		6,674,000	6,904,146
Eversource Energy:
1.45% 5/1/18		3,325,000	3,275,790
2.8% 5/1/23		15,104,000	14,578,592
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,309,664
2.85% 6/15/20		4,888,000	4,900,528
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,549,249
4.25% 3/15/23		31,243,000	31,693,712
7.375% 11/15/31		53,387,000	64,434,052
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,542,616
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	240,306
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,082,575
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	296,725
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	503,065
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,503,367
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,106,294
Nevada Power Co. 6.5% 5/15/18		790,000	885,248
NSG Holdings II, LLC 7.75% 12/15/25 (b)		9,494,717	10,420,452
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,000,479
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	818,287
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,213,957
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,795,781
RJS Power Holdings LLC 5.125% 7/15/19 (b)		8,575,000	7,738,938
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,580,954
5.15% 3/15/20		3,761,000	4,100,457
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,510,549
			357,609,690
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		234,000	241,020
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	453,696
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,613,678
			4,308,394
Independent Power and Renewable Electricity Producers - 0.7%
Calpine Corp.:
5.375% 1/15/23		4,730,000	4,410,725
5.75% 1/15/25		910,000	851,988
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	19,332,500
7.25% 10/15/21		63,340,000	62,706,600
Dynegy, Inc.:
6.75% 11/1/19		6,850,000	6,691,628
7.375% 11/1/22		8,135,000	7,841,652
7.625% 11/1/24		26,250,000	24,937,500
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	669,958
NRG Energy, Inc.:
6.25% 7/15/22		8,395,000	7,765,375
6.25% 5/1/24		8,475,000	7,669,875
PPL Energy Supply LLC 6.5% 6/1/25 (b)		1,180,000	1,014,800
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		1,595,000	1,188,275
6.125% 6/15/25 (b)		500,000	355,000
The AES Corp.:
4.875% 5/15/23		3,775,000	3,402,219
7.375% 7/1/21		1,515,000	1,560,450
			150,398,545
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17		15,809,000	15,700,123
2% 11/15/18		12,172,000	12,141,777
Dominion Resources, Inc.:
2.6266% 9/30/66 (c)		35,229,000	27,471,187
7.5% 6/30/66 (c)		10,345,000	8,988,771
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,761,802
5.45% 9/15/20		11,473,000	12,643,877
5.8% 2/1/42		6,336,000	7,266,290
5.95% 6/15/41		11,832,000	13,727,806
6.4% 3/15/18		1,228,000	1,347,066
6.8% 1/15/19		6,774,000	7,646,064
PG&E Corp. 2.4% 3/1/19		1,683,000	1,687,435
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,684,735
6.5% 12/15/20		5,125,000	5,909,053
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,723,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,224,947
2.875% 10/1/22		5,760,000	5,618,886
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,965,917
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,165,200
			175,673,936
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	3,500,000	5,529,172

TOTAL UTILITIES			693,519,737

TOTAL NONCONVERTIBLE BONDS
(Cost $9,832,223,558)			9,693,941,949

U.S. Government and Government Agency Obligations - 20.4%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$227,353,500	$203,081,513
1.375% 2/15/44		135,256,781	140,953,558
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,610,052	159,035,650
0.25% 1/15/25		75,345,750	72,710,760
0.375% 7/15/25		286,537,233	280,547,971

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			856,329,452

U.S. Treasury Obligations - 16.5%
U.S. Treasury Bonds:
2.875% 8/15/45		155,880,000	152,403,097
3% 5/15/45		595,997,000	596,811,728
4.375% 2/15/38 (g)		430,000	545,411
U.S. Treasury Notes:
0.5% 1/31/17 (g)		5,510,000	5,492,566
0.875% 11/30/17		693,474,000	692,607,158
0.875% 10/15/18		75,000,000	74,282,250
1.125% 6/15/18		836,229,000	836,424,577
1.25% 10/31/18		616,376,000	617,170,509
1.375% 4/30/20		23,609,000	23,391,349
1.625% 6/30/20		48,699,000	48,702,799
1.625% 7/31/20		5,593,000	5,589,941
2% 8/15/25		190,605,000	186,889,727
2.125% 5/15/25		436,930,000	433,448,105

TOTAL U.S. TREASURY OBLIGATIONS			3,673,759,217

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,572,758,283)			4,530,088,669

U.S. Government Agency - Mortgage Securities - 15.4%
Fannie Mae - 9.4%
1.875% 10/1/34 (c)		3,987	4,114
1.88% 1/1/35 (c)		277,074	287,472
1.88% 1/1/35 (c)		3,061	3,176
1.885% 10/1/33 (c)		2,347	2,429
1.899% 2/1/33 (c)		1,771	1,836
1.94% 7/1/35 (c)		20,209	21,031
1.941% 3/1/35 (c)		27,276	28,334
2.006% 10/1/33 (c)		19,305	20,050
2.006% 12/1/34 (c)		56,847	59,038
2.07% 4/1/37 (c)		96,679	101,248
2.115% 12/1/34 (c)		12,368	12,962
2.135% 1/1/35 (c)		188,542	197,339
2.167% 10/1/33 (c)		419,958	440,006
2.175% 3/1/35 (c)		5,120	5,305
2.19% 3/1/37 (c)		25,716	27,121
2.23% 7/1/34 (c)		32,174	33,649
2.278% 6/1/47 (c)		143,486	152,333
2.298% 3/1/40 (c)		430,151	456,777
2.302% 6/1/36 (c)		168,141	176,957
2.31% 12/1/39 (c)		236,440	251,439
2.311% 3/1/33 (c)		98,133	103,055
2.317% 5/1/36 (c)		178,487	188,427
2.352% 7/1/35 (c)		113,710	120,247
2.375% 2/1/36 (c)		407,957	433,023
2.391% 9/1/36 (c)		79,436	83,895
2.393% 9/1/36 (c)		76,386	80,392
2.403% 11/1/36 (c)		99,490	105,332
2.445% 12/1/35 (c)		301,043	319,639
2.458% 3/1/35 (c)		72,925	77,436
2.46% 9/1/35 (c)		86,768	91,609
2.465% 5/1/35 (c)		239,057	252,545
2.468% 6/1/36 (c)		342,026	363,724
2.5% 5/1/27 to 8/1/43		17,898,280	17,514,977
2.525% 5/1/36 (c)		165,532	176,033
2.532% 10/1/33 (c)		103,164	109,594
2.557% 6/1/42 (c)		311,212	320,174
2.628% 7/1/37 (c)		177,713	188,986
2.68% 7/1/34 (c)		235,420	250,355
2.686% 2/1/42 (c)		1,877,844	1,946,762
2.756% 1/1/42 (c)		2,184,543	2,267,571
2.78% 9/1/37 (c)		31,520	33,519
2.951% 11/1/40 (c)		183,498	191,246
2.98% 9/1/41 (c)		207,354	216,636
2.991% 10/1/41 (c)		89,880	93,751
3% 12/1/26 to 10/1/45		298,567,388	301,478,347
3% 12/1/30 (d)		11,600,000	12,009,452
3% 12/1/45 (d)		60,000,000	60,260,274
3% 12/1/45 (d)		33,700,000	33,846,187
3% 12/1/45 (d)		86,300,000	86,674,361
3% 12/1/45 (d)		82,000,000	82,355,708
3% 12/1/45 (d)		8,800,000	8,838,174
3% 12/1/45 (d)		21,300,000	21,392,397
3% 12/1/45 (d)		9,900,000	9,942,945
3% 12/1/45 (d)		20,900,000	20,990,662
3% 12/1/45 (d)		10,700,000	10,746,416
3.007% 8/1/41 (c)		1,126,744	1,176,919
3.243% 7/1/41 (c)		334,225	351,893
3.3% 10/1/41 (c)		165,763	173,120
3.346% 9/1/41 (c)		328,383	349,215
3.463% 12/1/40 (c)		15,139,704	16,006,589
3.5% 5/1/26 to 8/1/45		312,346,249	325,443,685
3.5% 12/1/30 (d)		63,900,000	67,162,798
3.5% 12/1/45 (d)		143,700,000	148,844,058
3.5% 12/1/45 (d)		13,100,000	13,568,943
3.5% 12/1/45 (d)		9,800,000	10,150,813
3.553% 7/1/41 (c)		383,250	403,884
4% 9/1/24 to 8/1/45		266,809,206	284,052,605
4% 12/1/45 (d)		54,500,000	57,820,581
4.5% 2/1/33 to 4/1/45		240,344,911	261,509,028
4.5% 12/1/45 (d)		58,600,000	63,345,305
5% 3/1/18 to 3/1/45		63,149,089	69,988,563
5% 12/1/45 (d)		22,700,000	25,037,977
5.204% 7/1/37 (c)		38,768	41,184
5.5% 12/1/17 to 3/1/41		38,745,130	43,558,958
5.565% 8/1/46 (c)		35,617	37,474
6% 2/1/17 to 1/1/42		18,741,853	21,364,882
6.5% 1/1/16 to 4/1/37		8,022,188	9,248,592
7% 9/1/21 to 7/1/37		1,662,925	1,921,241
7.5% 6/1/25 to 2/1/32		717,577	840,125
8% 12/1/17 to 3/1/37		14,279	17,186
8.5% 1/1/17 to 7/1/31		5,197	6,194
9.5% 4/1/16 to 9/1/21		17,370	18,759

TOTAL FANNIE MAE			2,098,787,038

Freddie Mac - 2.7%
1.549% 8/1/37 (c)		36,021	36,807
1.825% 3/1/37 (c)		17,454	18,178
1.925% 3/1/35 (c)		108,465	112,152
1.948% 1/1/36 (c)		88,434	91,968
1.991% 3/1/36 (c)		178,350	185,876
2.026% 12/1/35 (c)		265,017	276,105
2.034% 2/1/37 (c)		181,343	189,382
2.05% 6/1/37 (c)		29,876	31,240
2.095% 8/1/37 (c)		77,831	81,776
2.096% 11/1/35 (c)		203,107	212,835
2.105% 3/1/36 (c)		220,351	230,876
2.121% 5/1/37 (c)		75,220	79,083
2.275% 6/1/33 (c)		230,147	241,920
2.333% 4/1/37 (c)		92,099	97,817
2.361% 10/1/42 (c)		3,081,213	3,258,969
2.368% 10/1/36 (c)		316,186	332,776
2.385% 6/1/37 (c)		25,180	26,673
2.399% 10/1/35 (c)		134,589	141,859
2.415% 6/1/37 (c)		258,703	275,115
2.436% 5/1/37 (c)		70,173	74,624
2.489% 4/1/36 (c)		186,621	198,193
2.491% 6/1/37 (c)		53,699	56,811
2.515% 6/1/33 (c)		712,377	755,506
2.595% 4/1/37 (c)		8,560	9,103
2.604% 3/1/35 (c)		1,096,256	1,165,800
2.67% 6/1/36 (c)		68,127	72,449
2.757% 12/1/36 (c)		318,427	338,627
2.76% 3/1/33 (c)		6,244	6,640
2.795% 7/1/36 (c)		74,117	78,818
3% 8/1/42 to 11/1/45		129,416,808	130,092,229
3.083% 9/1/41 (c)		1,886,413	1,964,471
3.176% 10/1/35 (c)		158,675	168,741
3.211% 9/1/41 (c)		217,503	227,460
3.226% 4/1/41 (c)		229,705	240,541
3.292% 7/1/41 (c)		1,101,693	1,154,681
3.293% 6/1/41 (c)		244,498	257,491
3.432% 12/1/40 (c)		7,064,006	7,405,078
3.451% 5/1/41 (c)		198,257	206,402
3.5% 4/1/42 to 11/1/45 (h)(i)		208,537,752	216,154,263
3.5% 12/1/45 (d)		7,300,000	7,546,777
3.617% 6/1/41 (c)		345,091	365,343
3.706% 5/1/41 (c)		302,240	320,043
4% 6/1/33 to 11/1/45		99,614,253	105,995,134
4.5% 6/1/25 to 1/1/45 (i)		45,668,785	49,680,011
5% 6/1/20 to 7/1/41		36,986,589	41,039,929
5.107% 4/1/38 (c)		250,996	266,840
5.5% 10/1/17 to 3/1/41		14,697,044	16,399,894
6% 7/1/16 to 12/1/37		3,755,661	4,256,517
6.5% 2/1/16 to 9/1/39		5,340,769	6,122,826
7% 6/1/21 to 9/1/36		1,534,102	1,783,092
7.5% 1/1/16 to 6/1/32		26,987	31,833
8% 7/1/16 to 1/1/37		52,661	63,235
8.5% 2/1/19 to 1/1/28		46,885	55,220
9% 5/1/17 to 10/1/20		128	136
9.5% 5/1/21 to 7/1/21		435	476
10% 11/15/18 to 11/1/20		174	190
11% 7/1/19 to 9/1/20		39	43

TOTAL FREDDIE MAC			600,476,874

Ginnie Mae - 3.3%
3% 6/15/42 to 8/20/45		98,255,337	100,024,435
3% 12/1/45 (d)		11,600,000	11,789,348
3.5% 11/15/40 to 8/20/45		168,765,271	176,623,893
3.5% 12/1/45 (d)		40,300,000	42,088,695
3.5% 12/1/45 (d)		20,100,000	20,992,128
3.5% 12/1/45 (d)		18,000,000	18,798,921
3.5% 12/1/45 (d)		12,500,000	13,054,806
3.5% 1/1/46 (d)		40,300,000	41,983,222
3.5% 1/1/46 (d)		12,500,000	13,022,091
3.5% 1/1/46 (d)		18,000,000	18,751,811
3.5% 1/1/46 (d)		7,600,000	7,917,431
4% 5/20/33 to 7/20/45		107,035,448	114,093,426
4.5% 6/20/33 to 8/15/41		85,638,914	93,225,769
5% 12/15/32 to 9/15/41		34,699,675	38,827,622
5.5% 4/15/29 to 9/15/39		5,810,932	6,583,180
6% 10/15/30 to 11/15/39		826,360	943,098
6.5% 3/20/31 to 11/15/37		471,583	546,852
7% 10/15/22 to 3/15/33		1,469,970	1,725,146
7.5% 1/15/17 to 9/15/31		668,797	777,941
8% 4/15/17 to 11/15/29		235,074	271,734
8.5% 10/15/21 to 1/15/31		40,078	47,889
9% 8/15/19 to 1/15/23		1,931	2,147
9.5% 12/15/20 to 2/15/25		839	937
10.5% 3/20/16 to 1/20/18		1,799	1,906
11% 2/20/16 to 9/20/19		811	916

TOTAL GINNIE MAE			722,095,344

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,410,179,505)			3,421,359,256

Asset-Backed Securities - 0.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (c)		$664,344	$600,552
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (c)		278,755	267,455
Airspeed Ltd. Series 2007-1A Class C1, 2.697% 6/15/32 (b)(c)		3,387,432	1,490,470
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (b)(c)		551,000	524,764
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	149,196
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	439,647
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	582,033
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	926,849
Class XS, 0% 10/17/45 (b)(j)		700,000	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (c)		46,932	43,429
Series 2004-R2 Class M3, 1.022% 4/25/34 (c)		89,819	68,096
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (c)		47,932	43,988
Series 2004-W11 Class M2, 1.247% 11/25/34 (c)		561,149	545,399
Series 2004-W7 Class M1, 1.022% 5/25/34 (c)		1,542,998	1,443,804
Series 2006-W4 Class A2C, 0.357% 5/25/36 (c)		1,153,016	408,940
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (c)		1,694,367	1,536,072
Series 2006-HE2 Class M1, 0.591% 3/25/36 (c)		20,121	333
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		9,139,436	9,144,841
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (c)		1,802,588	1,209,371
CFC LLC:
Series 2013-1A Class B, 2.75% 11/15/18 (b)		4,704,488	4,726,999
Series 2013-2A Class A, 1.75% 11/15/17 (b)		533,564	533,349
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2.35% 3/15/22 (b)		13,074,971	13,046,206
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (c)		3,192	2,914
Series 2004-3 Class M4, 1.676% 4/25/34 (c)		66,074	60,146
Series 2004-4 Class M2, 0.992% 6/25/34 (c)		99,951	91,218
Series 2004-7 Class AF5, 5.868% 1/25/35		2,963,123	3,079,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		317,570	330,604
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (c)		38,916	36,179
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (c)		290,872	274,408
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (c)		10,384	9,075
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		10,475,000	10,473,953
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (c)		948,695	828,652
Class M4, 1.217% 1/25/35 (c)		347,133	189,216
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (b)(c)		1,236,882	1,113,301
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (b)(c)		874,542	830,736
Class B, 0.477% 11/15/34 (b)(c)		315,911	294,280
Class C, 0.577% 11/15/34 (b)(c)		525,031	466,816
Class D, 0.947% 11/15/34 (b)(c)		199,371	167,050
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		131,715	3,343
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (c)		268,265	251,532
Series 2003-3 Class M1, 1.511% 8/25/33 (c)		448,106	428,260
Series 2003-5 Class A2, 0.921% 12/25/33 (c)		32,929	30,833
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (c)		1,522,035	977,780
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (b)(c)		590,000	568,409
Series 2014-SFR1 Class F, 3.9468% 6/17/31 (b)(c)		557,000	534,546
Series 2014-SFR3 Class E, 4.703% 12/17/31 (b)(c)		206,000	206,755
Series 2014-SRF2 Class F, 4.197% 9/17/31 (b)(c)		335,000	322,957
Series 2015-SFR2 Class E, 3.3468% 6/17/32 (b)(c)		485,000	464,220
Series 2015-SFR3 Class E, 3.9468% 8/17/32 (b)(c)		5,116,000	5,029,733
Series 2015-SRF1 Class E, 4.3968% 3/17/32 (b)(c)		624,000	619,176
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (c)		175,341	77,664
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		10,629,395	10,701,349
Class AV4, 0.327% 11/25/36 (c)		207,070	206,816
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (c)		108,654	107,934
Series 2006-A Class 2C, 1.4764% 3/27/42 (c)		3,243,000	1,632,053
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.357% 11/25/36 (c)		4,615,329	2,004,147
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.651% 5/25/46 (b)(c)		250,000	240,825
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (c)		325,921	3,934
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (c)		114,485	95,680
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (c)		299,435	274,743
Series 2006-FF1 Class M2, 0.511% 8/25/36 (c)		13,300,000	12,687,568
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (c)		245,450	243,357
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (c)		1,597,455	1,542,598
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (c)		57,368	53,075
Series 2004-NC6 Class M3, 2.396% 7/25/34 (c)		16,027	14,410
Series 2004-NC8 Class M6, 2.096% 9/25/34 (c)		18,057	16,360
Series 2005-NC1 Class M1, 0.857% 1/25/35 (c)		266,753	250,190
Series 2005-NC2 Class B1, 1.952% 3/25/35 (c)		195,163	3,199
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.844% 5/25/18 (b)		7,552,507	7,557,227
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (c)		1,426,957	1,269,245
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (c)		532,896	499,239
Class M4, 2.372% 9/25/34 (c)		683,353	439,473
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (c)		1,475,804	1,316,110
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	167,159
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.171% 9/25/46 (b)(c)		250,000	62,675
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (c)		5,108	4,727
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,022,051
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (c)		763,274	706,460
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (c)		629,776	611,957
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		9,788,196	9,800,431
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (c)		41,390	35,613
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (c)		28,819	25,234
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (b)(c)		2,683,017	1,368,339
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (b)		73,806	73,626
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		5,390,416	5,383,606
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (b)(c)		1,789,540	1,788,287
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(c)		176,187	171,430
Class D, 1.2276% 11/21/40 (b)(c)		305,000	244,915
TOTAL ASSET-BACKED SECURITIES
(Cost $126,004,226)			135,120,591

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 1.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3339% 6/27/36 (b)(c)		17,783,536	17,149,575
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.7392% 12/26/35 (b)(c)		4,261,535	4,328,586
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.416% 7/26/36 (b)(c)		2,917,548	2,768,377
Series 2013-RR3 Class 2A1, 2.3864% 2/26/37 (b)(c)		5,791,846	5,769,713
Series 2013-RR4 Class 2A1, 2.795% 5/26/47 (b)(c)		8,707,661	8,663,015
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.781% 1/25/35 (c)		1,018,762	991,129
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (b)		7,979,041	7,850,651
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,966,444	11,998,010
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.145% 10/26/37 (b)(c)		731,374	716,402
CSMC:
floater Series 2015-1R Class 6A1, 0.4739% 5/27/37 (b)(c)		12,484,087	11,583,116
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		11,017,211	10,926,837
Series 2014-3R Class 2A1, 0.8939% 5/27/37 (b)(c)		1,821,350	1,724,475
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (c)		549,969	550,990
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3578% 12/25/46 (b)(c)		910,000	1,002,758
Series 2010-K7 Class B, 5.4407% 4/25/20 (b)(c)		1,000,000	1,114,852
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3068% 12/20/54 (c)		205,017	204,750
Series 2006-1A Class C2, 1.4068% 12/20/54 (b)(c)		6,523,000	6,514,520
Series 2006-2 Class C1, 1.1468% 12/20/54 (c)		21,543,000	21,514,994
Series 2006-3 Class C2, 1.2068% 12/20/54 (c)		1,124,000	1,122,539
Series 2006-4:
Class C1, 0.9668% 12/20/54 (c)		2,767,000	2,763,403
Class M1, 0.5468% 12/20/54 (c)		1,190,000	1,188,810
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (c)		2,234,000	2,231,096
Class 1M1, 0.5068% 12/20/54 (c)		1,493,000	1,491,507
Class 2C1, 1.0668% 12/20/54 (c)		1,015,000	1,013,681
Class 2M1, 0.7068% 12/20/54 (c)		1,917,000	1,915,083
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (c)		2,654,000	2,650,550
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (c)		430,241	429,553
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0366% 3/25/37 (c)		879,756	854,956
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (c)		1,241,503	1,050,682
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (c)		1,171,474	1,079,940
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (c)		3,366,185	3,012,588
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		88,647	90,335
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (b)		18,842,000	18,841,981
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (b)		6,725,182	6,718,920
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (c)		923,410	874,630
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (b)(c)		364,626	331,725
Class B6, 3.0469% 6/10/35 (b)(c)		81,298	73,631
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (c)		22,783	22,355
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (c)		122,634	121,438
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.837% 9/25/43 (c)		11,608,350	11,207,217
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6309% 1/25/35 (c)		3,024,693	3,061,829
Series 2005-AR10 Class 2A15, 2.6952% 6/25/35 (c)		14,769,374	15,144,386
Series 2005-AR2:
Class 1A2, 2.6285% 3/25/35 (c)		1,814,010	1,676,605
Class 3A1, 2.6173% 3/25/35 (c)		26,709,036	26,961,159

TOTAL PRIVATE SPONSOR			221,303,349

U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.021% 2/25/32 (c)		32,560	33,096
Series 2002-39 Class FD, 1.1993% 3/18/32 (c)		52,226	53,391
Series 2002-60 Class FV, 1.221% 4/25/32 (c)		68,033	69,709
Series 2002-63 Class FN, 1.221% 10/25/32 (c)		93,288	95,530
Series 2002-7 Class FC, 0.971% 1/25/32 (c)		34,704	35,505
Series 2002-94 Class FB, 0.621% 1/25/18 (c)		39,614	39,724
Series 2003-118 Class S, 7.879% 12/25/33 (c)(j)(k)		1,076,318	249,179
Series 2006-104 Class GI, 6.459% 11/25/36 (c)(j)(k)		800,792	158,619
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		52,230	57,205
Series 1993-207 Class H, 6.5% 11/25/23		627,461	698,928
Series 1994-23 Class PZ, 6% 2/25/24		1,700,719	1,865,042
Series 1996-28 Class PK, 6.5% 7/25/25		202,533	225,777
Series 1999-17 Class PG, 6% 4/25/29		529,844	578,808
Series 1999-32 Class PL, 6% 7/25/29		477,027	521,964
Series 1999-33 Class PK, 6% 7/25/29		313,642	343,928
Series 2001-52 Class YZ, 6.5% 10/25/31		37,417	43,321
Series 2002-9 Class PC, 6% 3/25/17		19,405	19,855
Series 2003-28 Class KG, 5.5% 4/25/23		366,784	397,731
Series 2004-21 Class QE, 4.5% 11/25/32		54,915	56,073
Series 2005-102 Class CO, 11/25/35(l)		297,206	267,133
Series 2005-73 Class SA, 16.9754% 8/25/35 (c)(k)		114,850	145,956
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	490,669
Series 2006-105 Class MD, 5.5% 6/25/35		232,654	235,379
Series 2006-12 Class BO, 10/25/35(l)		1,268,587	1,183,668
Series 2006-37 Class OW, 5/25/36(l)		149,517	132,591
Series 2006-45 Class OP, 6/25/36(l)		386,243	342,235
Series 2006-62 Class KP, 4/25/36(l)		562,137	511,786
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		108,313	126,521
Series 1999-25 Class Z, 6% 6/25/29		417,823	469,521
Series 2001-20 Class Z, 6% 5/25/31		549,846	601,498
Series 2001-31 Class ZC, 6.5% 7/25/31		295,477	338,990
Series 2002-16 Class ZD, 6.5% 4/25/32		142,370	165,250
Series 2002-74 Class SV, 7.329% 11/25/32 (c)(j)		684,525	124,484
Series 2002-79 Class Z, 5.5% 11/25/22		754,609	831,835
Series 2012-67 Class AI, 4.5% 7/25/27 (j)		3,912,112	538,207
Series 06-116 Class SG, 6.419% 12/25/36 (c)(j)(k)		513,279	99,276
Series 07-40 Class SE, 6.219% 5/25/37 (c)(j)(k)		329,728	54,711
Series 1993-165 Class SH, 19.1747% 9/25/23 (c)(k)		25,223	33,921
Series 2003-21 Class SK, 7.879% 3/25/33 (c)(j)(k)		89,680	24,212
Series 2003-35 Class TQ, 7.279% 5/25/18 (c)(j)(k)		40,952	2,428
Series 2005-72 Class ZC, 5.5% 8/25/35		3,344,009	3,735,313
Series 2007-57 Class SA, 39.294% 6/25/37 (c)(k)		254,087	527,676
Series 2007-66:
Class SA, 38.274% 7/25/37 (c)(k)		383,885	756,093
Class SB, 38.274% 7/25/37 (c)(k)		171,208	326,620
Series 2007-75 Class JI, 6.324% 8/25/37 (c)(j)		12,208,728	2,168,811
Series 2008-12 Class SG, 6.129% 3/25/38 (c)(j)(k)		2,262,481	405,822
Series 2009-114 Class AI, 5% 12/25/23 (j)		367,559	13,038
Series 2009-16 Class SA, 6.029% 3/25/24 (c)(j)(k)		184,411	5,459
Series 2009-76 Class MI, 5.5% 9/25/24 (j)		183,388	8,075
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		223,472	18,507
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		335,533	27,148
Series 2010-112 Class SG, 6.139% 6/25/21 (c)(j)(k)		289,724	20,405
Series 2010-12 Class AI, 5% 12/25/18 (j)		793,174	39,173
Series 2010-135 Class LS, 5.829% 12/25/40 (c)(j)(k)		2,054,049	367,666
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		2,018,533	284,561
Series 2010-17 Class DI, 4.5% 6/25/21 (j)		218,810	12,439
Series 2010-23:
Class AI, 5% 12/25/18 (j)		328,204	14,286
Class HI, 4.5% 10/25/18 (j)		235,983	10,981
Series 2010-29 Class LI, 4.5% 6/25/19 (j)		714,178	31,223
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		724,415	52,016
Series 2011-39 Class ZA, 6% 11/25/32		1,392,908	1,590,997
Series 2011-67 Class AI, 4% 7/25/26 (j)		622,352	72,683
Series 2011-83 Class DI, 6% 9/25/26 (j)		992,320	128,114
Series 2013-N1 Class A, 6.499% 6/25/35 (c)(j)(k)		1,641,046	369,205
Series 2015-70 Class JC, 3% 10/25/45		11,611,897	11,927,638
Series 2015-78 Class CA, 3% 11/25/45		28,531,275	29,262,329
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (j)		118,870	5,294
Class 5, 5.5% 7/25/33 (j)		303,346	64,563
Series 343 Class 16, 5.5% 5/25/34 (j)		248,289	48,150
Series 348 Class 14, 6.5% 8/25/34 (c)(j)		179,981	39,629
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)		122,092	22,443
Class 13, 6% 3/25/34 (j)		162,560	33,192
Series 359 Class 19, 6% 7/25/35 (c)(j)		111,536	23,021
Series 384 Class 6, 5% 7/25/37 (j)		1,443,426	283,182
Freddie Mac:
floater:
Series 2412 Class FK, 0.997% 1/15/32 (c)		26,032	26,454
Series 2423 Class FA, 1.097% 3/15/32 (c)		36,487	37,240
Series 2424 Class FM, 1.197% 3/15/32 (c)		46,538	47,689
Series 2432:
Class FE, 1.097% 6/15/31 (c)		65,384	66,749
Class FG, 1.097% 3/15/32 (c)		21,593	22,031
floater target amortization class Series 3366 Class FD, 0.447% 5/15/37 (c)		1,536,252	1,534,731
planned amortization class:
Series 2006-15 Class OP, 3/25/36(l)		1,047,417	915,139
Series 2095 Class PE, 6% 11/15/28		592,782	650,780
Series 2101 Class PD, 6% 11/15/28		54,891	60,006
Series 2121 Class MG, 6% 2/15/29		238,788	261,363
Series 2131 Class BG, 6% 3/15/29		1,600,766	1,756,519
Series 2137 Class PG, 6% 3/15/29		254,682	278,989
Series 2154 Class PT, 6% 5/15/29		399,782	437,222
Series 2162 Class PH, 6% 6/15/29		97,318	106,180
Series 2425 Class JH, 6% 3/15/17		30,039	30,794
Series 2520 Class BE, 6% 11/15/32		544,632	596,902
Series 2585 Class KS, 7.403% 3/15/23 (c)(j)(k)		37,329	5,284
Series 2693 Class MD, 5.5% 10/15/33		6,074,030	6,838,460
Series 2802 Class OB, 6% 5/15/34		1,081,708	1,205,477
Series 2937 Class KC, 4.5% 2/15/20		1,338,148	1,393,911
Series 2962 Class BE, 4.5% 4/15/20		1,353,112	1,417,352
Series 3002 Class NE, 5% 7/15/35		1,528,355	1,671,109
Series 3110 Class OP, 9/15/35(l)		728,201	695,649
Series 3119 Class PO, 2/15/36(l)		1,169,545	1,046,351
Series 3121 Class KO, 3/15/36(l)		236,016	210,432
Series 3123 Class LO, 3/15/36(l)		690,246	616,482
Series 3145 Class GO, 4/15/36(l)		653,992	608,572
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,720,925
Series 3225 Class EO, 10/15/36(l)		394,499	349,119
Series 3258 Class PM, 5.5% 12/15/36		654,805	731,297
Series 3415 Class PC, 5% 12/15/37		588,991	633,205
Series 3786 Class HI, 4% 3/15/38 (j)		1,839,688	211,504
Series 3806 Class UP, 4.5% 2/15/41		3,604,197	3,862,673
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,674,612
sequential payer:
Series 2135 Class JE, 6% 3/15/29		111,817	122,284
Series 2274 Class ZM, 6.5% 1/15/31		127,189	145,827
Series 2281 Class ZB, 6% 3/15/30		313,182	341,378
Series 2303 Class ZV, 6% 4/15/31		140,466	154,200
Series 2357 Class ZB, 6.5% 9/15/31		940,356	1,091,769
Series 2502 Class ZC, 6% 9/15/32		279,669	307,876
Series 2519 Class ZD, 5.5% 11/15/32		498,930	541,631
Series 2546 Class MJ, 5.5% 3/15/23		230,492	246,077
Series 2601 Class TB, 5.5% 4/15/23		109,401	120,499
Series 2998 Class LY, 5.5% 7/15/25		299,432	327,090
Series 06-3115 Class SM, 6.403% 2/15/36 (c)(j)(k)		423,873	72,898
Series 2013-4281 Class AI, 4% 12/15/28 (j)		6,767,997	771,850
Series 2844:
Class SC, 45.5195% 8/15/24 (c)(k)		14,717	25,069
Class SD, 83.889% 8/15/24 (c)(k)		21,652	50,901
Series 2935 Class ZK, 5.5% 2/15/35		4,581,464	5,164,145
Series 2947 Class XZ, 6% 3/15/35		1,660,673	1,876,946
Series 3055 Class CS, 6.393% 10/15/35 (c)(j)		627,475	113,188
Series 3244 Class SG, 6.463% 11/15/36 (c)(j)(k)		1,534,612	295,507
Series 3274 Class SM, 6.233% 2/15/37 (c)(j)		734,319	131,881
Series 3284 Class CI, 5.923% 3/15/37 (c)(j)		3,490,894	637,482
Series 3287 Class SD, 6.553% 3/15/37 (c)(j)(k)		2,258,140	454,973
Series 3297 Class BI, 6.563% 4/15/37 (c)(j)(k)		3,341,838	680,618
Series 3336 Class LI, 6.383% 6/15/37 (c)(j)		1,182,029	185,006
Series 3772 Class BI, 4.5% 10/15/18 (j)		840,690	39,563
Series 3949 Class MK, 4.5% 10/15/34		1,087,949	1,170,726
Series 3955 Class YI, 3% 11/15/21 (j)		3,786,860	223,422
Series 4471 Class PA 4% 12/15/40		15,407,566	16,170,885
target amortization class Series 2156 Class TC, 6.25% 5/15/29		326,793	360,633
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.097% 2/15/24 (c)		134,740	136,593
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		251,780	275,635
Series 2056 Class Z, 6% 5/15/28		463,410	507,364
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,278,701	10,518,341
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.493% 6/16/37 (c)(j)(k)		637,017	108,890
Series 2010-H03 Class FA, 0.7435% 3/20/60 (c)(m)		7,079,084	7,049,682
Series 2010-H17 Class FA, 0.5235% 7/20/60 (c)(m)		761,630	758,297
Series 2010-H18 Class AF, 0.4947% 9/20/60 (c)(m)		903,924	893,941
Series 2010-H19 Class FG, 0.4947% 8/20/60 (c)(m)		1,092,161	1,080,303
Series 2010-H27 Series FA, 0.5747% 12/20/60 (c)(m)		1,851,172	1,836,090
Series 2011-H05 Class FA, 0.6947% 12/20/60 (c)(m)		2,931,461	2,920,929
Series 2011-H07 Class FA, 0.6947% 2/20/61 (c)(m)		5,643,944	5,624,556
Series 2011-H12 Class FA, 0.6847% 2/20/61 (c)(m)		7,510,013	7,484,914
Series 2011-H13 Class FA, 0.6947% 4/20/61 (c)(m)		2,860,868	2,850,858
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (c)(m)		3,262,435	3,249,806
Class FC, 0.6947% 5/20/61 (c)(m)		3,004,274	2,993,169
Series 2011-H17 Class FA, 0.7247% 6/20/61 (c)(m)		3,928,332	3,919,054
Series 2011-H21 Class FA, 0.7947% 10/20/61 (c)(m)		7,696,782	7,697,906
Series 2012-H01 Class FA, 0.8947% 11/20/61 (c)(m)		3,721,140	3,729,250
Series 2012-H03 Class FA, 0.8947% 1/20/62 (c)(m)		2,376,546	2,381,717
Series 2012-H06 Class FA, 0.8247% 1/20/62 (c)(m)		3,562,678	3,566,851
Series 2012-H07 Class FA, 0.8247% 3/20/62 (c)(m)		2,194,411	2,199,158
Series 2012-H23 Class WA, 0.7147% 10/20/62 (c)(m)		1,885,379	1,879,486
Series 2012-H26, Class CA, 0.7247% 7/20/60 (c)(m)		8,130,877	8,125,441
Series 2013-H07 Class BA, 0.5547% 3/20/63 (c)(m)		3,052,812	3,016,721
Series 2014-H03 Class FA, 0.7947% 1/20/64 (c)(m)		3,441,404	3,442,008
Series 2014-H05 Class FB, 0.7947% 12/20/63 (c)(m)		8,733,371	8,705,578
Series 2014-H11 Class BA, 0.6947% 6/20/64 (c)(m)		13,747,559	13,693,530
Series 2014-H20 Class BF, 0.6947% 9/20/64 (c)(m)		44,129,744	44,071,453
Series 2015-H13 Class FL, 0.4747% 5/20/63 (c)(m)		23,154,492	23,110,061
Series 2015-H19 Class FA, 0.3947% 4/20/63 (c)(m)		21,713,691	21,648,281
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		552,592	625,076
Series 1997-8 Class PE, 7.5% 5/16/27		227,873	267,614
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,421,841	233,105
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,216,055	2,455,897
Series 2004-32 Class GS, 6.303% 5/16/34 (c)(j)(k)		342,450	75,823
Series 2004-73 Class AL, 7.003% 8/17/34 (c)(j)(k)		410,784	77,911
Series 2007-35 Class SC, 39.018% 6/16/37 (c)(k)		27,304	52,729
Series 2010-98 Class HS, 6.3933% 8/20/40 (c)(j)		2,731,344	382,684
Series 2010-H10 Class FA, 0.5235% 5/20/60 (c)(m)		2,423,676	2,399,826
Series 2012-76 Class GS, 6.503% 6/16/42 (c)(j)(k)		1,369,070	270,619
Series 2012-97 Class JS, 6.053% 8/16/42 (c)(j)(k)		4,355,998	750,360
Series 2013-124:
Class ES, 8.391% 4/20/39 (c)(k)		4,142,567	4,593,411
Class ST, 8.5243% 8/20/39 (c)(k)		7,781,810	9,115,468
Series 2013-147 Class A/S, 5.9433% 10/20/43 (c)(j)		3,987,183	639,319
Series 2013-160 Class MS, 5.9933% 9/20/32 (c)(j)(k)		5,861,534	1,082,577
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)		33,256,813	33,800,589
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		27,799,352	28,256,593
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		6,521,121	6,626,355
Class JA, 2.5% 6/20/65 (m)		30,770,612	31,266,050
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3433% 7/20/40 (c)(j)		2,392,888	330,878

TOTAL U.S. GOVERNMENT AGENCY			452,283,681

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $641,633,928)			673,587,030

Commercial Mortgage Securities - 6.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	200,595
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,433
Series 1997-D5 Class PS1, 1.4559% 2/14/43 (c)(j)		409,611	4,113
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,473,889
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9975% 5/10/45 (c)		12,347,525	12,392,591
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		58,570,057	58,916,464
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,025,118
Series 2006-6 Class A3, 5.369% 10/10/45		3,001,933	3,011,524
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		26,236,415	26,537,473
Series 2004-1 Class F, 0% 11/10/39 (b)(c)		39,030	39,003
Series 2005-1 Class CJ, 5.3379% 11/10/42 (c)		135,911	135,787
Series 2005-5 Class D, 5.2861% 10/10/45 (c)		1,168,956	1,168,875
Series 2005-6 Class AJ, 5.1472% 9/10/47 (c)		148,078	148,036
Series 2007-2 Class A4, 5.6199% 4/10/49 (c)		8,292,000	8,555,992
Series 2007-3 Class A4, 5.5616% 6/10/49 (c)		20,898,981	21,650,456
Series 2008-1 Class D, 6.2584% 2/10/51 (b)(c)		125,000	97,137
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,561,197	6,781,996
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	192,918
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4271% 9/10/28 (b)(c)		1,316,000	1,202,264
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (b)(c)		31,971	28,852
Series 2005-4A:
Class A2, 0.611% 1/25/36 (b)(c)		754,848	667,882
Class B1, 1.621% 1/25/36 (b)(c)		31,925	20,309
Class M1, 0.671% 1/25/36 (b)(c)		243,499	197,695
Class M2, 0.691% 1/25/36 (b)(c)		73,050	57,534
Class M3, 0.721% 1/25/36 (b)(c)		106,684	80,592
Class M4, 0.831% 1/25/36 (b)(c)		59,002	43,584
Class M5, 0.871% 1/25/36 (b)(c)		59,002	43,696
Class M6, 0.921% 1/25/36 (b)(c)		62,666	42,020
Series 2006-3A Class M4, 0.651% 10/25/36 (b)(c)		31,540	3,156
Series 2007-1 Class A2, 0.491% 3/25/37 (b)(c)		501,803	419,888
Series 2007-2A:
Class A1, 0.491% 7/25/37 (b)(c)		517,291	444,673
Class A2, 0.541% 7/25/37 (b)(c)		483,338	386,991
Class M1, 0.591% 7/25/37 (b)(c)		169,721	129,640
Class M2, 0.631% 7/25/37 (b)(c)		92,743	65,220
Class M3, 0.711% 7/25/37 (b)(c)		71,558	44,371
Series 2007-3:
Class A2, 0.511% 7/25/37 (b)(c)		464,979	377,013
Class M1, 0.531% 7/25/37 (b)(c)		100,989	76,661
Class M2, 0.561% 7/25/37 (b)(c)		108,242	78,107
Class M3, 0.591% 7/25/37 (b)(c)		170,563	84,017
Class M4, 0.721% 7/25/37 (b)(c)		267,809	87,744
Class M5, 0.821% 7/25/37 (b)(c)		128,504	20,166
Series 2007-4A Class M1, 1.147% 9/25/37 (b)(c)		180,374	37,976
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(j)		4,939,860	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	619,248
Series 2006-T22 Class AJ, 5.6179% 4/12/38 (c)		400,000	404,385
Series 2007-PW16 Class A4, 5.7049% 6/11/40 (c)		901,425	934,081
Series 1999-C1 Class I, 5.64% 2/14/31 (b)		99,893	98,959
Series 2006-T22:
Class A4, 5.6179% 4/12/38 (c)		113,106	113,478
Class B, 5.6179% 4/12/38 (b)(c)		200,000	205,158
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (b)(c)(j)		87,557,706	700
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5223% 3/11/39 (c)		450,000	451,618
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		707,816	751,167
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2306% 8/15/29 (b)(c)		832,000	806,029
Series 2014-CLMZ Class M, 5.9245% 8/15/29 (b)(c)		1,665,702	1,657,241
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.947% 8/15/26 (b)(c)		700,000	699,793
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	972,968
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (b)(c)		218,099	209,505
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.197% 11/15/19 (b)(c)		2,788,000	2,805,247
Class F, 2.7807% 11/15/19 (b)(c)		392,000	380,998
Class MZA, 6.1735% 11/15/19 (b)(c)		1,693,000	1,693,013
Class MZB, 7.9189% 11/15/29 (b)(c)		1,158,000	1,153,400
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.597% 12/15/27 (b)(c)		19,500,000	19,408,990
Class DPA, 3.1958% 12/15/27 (b)(c)		6,164,000	6,116,147
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5742% 12/15/47 (b)(c)		750,000	848,401
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.685% 6/15/31 (b)(c)		511,000	495,412
Class YTC3, 2.685% 6/15/31 (b)(c)		184,000	176,266
Series 2014-FL1, 2.685% 6/15/31 (b)(c)		511,000	500,548
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(c)		902,000	863,810
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		800,000	833,758
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	441,874
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1047% 9/10/46 (b)(c)		1,010,000	972,776
Series 2015-SHP2 Class E, 4.547% 7/15/27 (b)(c)		1,239,000	1,243,997
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		8,101,361	8,219,005
Series 2007-CD4 Class A4, 5.322% 12/11/49		31,209,112	31,896,595
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	102,338
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	21,886
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,268
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	13,768
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	6,763
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	23,506
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	102,277
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3469% 8/13/27 (b)(c)		735,000	727,218
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,117,054
Series 2012-CR5 Class D, 4.3357% 12/10/45 (b)(c)		740,000	724,542
Series 2013-CR10:
Class C, 4.7917% 8/10/46 (b)(c)		270,000	276,742
Class D, 4.7917% 8/10/46 (b)(c)		790,000	732,477
Series 2013-CR12 Class D, 5.0844% 10/10/46 (b)(c)		1,680,000	1,625,867
Series 2013-CR9:
Class C, 4.2576% 7/10/45 (b)(c)		525,000	526,616
Class D, 4.2576% 7/10/45 (b)(c)		756,000	682,899
Series 2013-LC6 Class D, 4.2859% 1/10/46 (b)(c)		1,109,000	1,044,702
Series 2014-CR15 Class D, 4.7651% 2/10/47 (b)(c)		258,000	241,821
Series 2014-CR17 Class D, 4.7993% 5/10/47 (b)(c)		567,000	527,415
Series 2014-UBS2 Class D, 5.0153% 3/10/47 (b)(c)		844,000	795,226
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,000,000	892,687
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	447,716
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (b)(c)		126,140	126,291
sequential payer Series 2006-C7 Class A1A, 5.7532% 6/10/46 (c)		2,326,838	2,352,466
Series 2005-LP5 Class F, 4.9495% 5/10/43 (b)(c)		1,290,000	1,289,788
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,227,657	1,182,797
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		623,265	657,359
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3635% 5/15/45 (c)		850,000	921,432
Class D, 5.3635% 5/15/45 (b)(c)		1,510,000	1,534,486
Series 2012-CR2:
Class E, 5.0166% 8/15/45 (b)(c)		1,727,000	1,669,762
Class F, 4.25% 8/15/45 (b)		1,418,000	1,217,986
Series 2012-LC4:
Class C, 5.6449% 12/10/44 (c)		260,000	285,992
Class D, 5.6449% 12/10/44 (b)(c)		1,143,000	1,155,960
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	315,961
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		544,000	495,299
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		731,000	637,969
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,666
Series 2007-C3 Class A4, 5.699% 6/15/39 (c)		16,762,633	17,393,601
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,655,890	1,718,801
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		1,115,175	1,157,228
Class H, 6% 5/17/40 (b)		90,315	75,919
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		450,643	456,976
Class G, 6.75% 11/15/30 (b)		180,000	189,354
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(c)(j)		2,012	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		137,735	138,158
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (b)(c)		3,043,000	3,024,026
Class C, 2.4458% 3/15/17 (b)(c)		2,964,000	2,943,210
Class D, 3.397% 3/15/17 (b)(c)		4,485,000	4,441,685
Class E, 4.347% 3/15/17 (b)(c)		20,318,000	20,143,609
CSMC Trust floater Series 2015-DEAL:
Class E, 4.197% 4/15/29 (b)(c)		724,000	717,000
Class F, 4.947% 4/15/29 (b)(c)		1,453,000	1,439,102
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,364,013
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.607% 11/10/46 (b)(c)		500,000	549,779
Class E, 5.607% 11/10/46 (b)(c)		1,332,000	1,415,825
Class F, 5.607% 11/10/46 (b)(c)		1,560,000	1,539,428
Class G, 4.652% 11/10/46 (b)		1,654,000	1,451,823
Class XB, 0.2676% 11/10/46 (b)(c)(j)		20,920,000	299,932
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	996,321
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (b)(c)		4,222	4,210
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.547% 4/25/19 (c)		111,546	111,443
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (c)(j)		1,640,000	190,957
Series K012 Class X3, 2.2509% 1/25/41 (c)(j)		1,769,530	184,183
Series K013 Class X3, 2.9024% 1/25/43 (c)(j)		820,000	106,275
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,231,327
Series K034 Class A2, 3.531% 7/25/23		20,251,185	21,599,875
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,139,393
Series K032 Class A2, 3.31% 5/25/23		4,715,000	4,962,047
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,263,439
Series KAIV Class X2, 3.6147% 6/25/46 (c)(j)		420,000	71,534
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	4,987,673
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2% 9/25/45 (b)(c)		1,290,000	1,418,883
Series 2011-K10 Class B, 4.6305% 11/25/49 (b)(c)		240,000	254,560
Series 2011-K11 Class B, 4.421% 12/25/48 (b)(c)		750,000	794,659
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (b)(c)		18,910,000	19,010,862
Class CFX, 3.4949% 12/15/19 (b)(c)		14,152,000	13,991,797
Class DFX, 3.4949% 12/15/19 (b)(c)		11,994,000	11,623,863
Class EFX, 3.4949% 12/15/19 (b)(c)		1,750,000	1,641,876
Class FFX, 3.4949% 12/15/19 (b)(c)		383,000	351,778
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,607,594
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		11,146,885	11,596,442
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		388,900	348,970
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		197,253	206,958
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	760,628
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		1,526	1,517
GP Portfolio Trust Series 2014-GPP:
Class D, 2.9458% 2/15/27 (b)(c)		291,000	288,245
Class E, 4.0458% 2/15/27 (b)(c)		378,000	373,588
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,345,087	15,819,775
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (c)		44,298,394	44,601,439
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0811% 8/10/43 (b)(c)		1,255,000	1,342,143
Class E, 4% 8/10/43 (b)		1,240,000	1,132,997
Class F, 4% 8/10/43 (b)		894,000	754,304
Class X, 1.4756% 8/10/43 (b)(c)(j)		5,102,542	281,300
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (b)(c)		614,960	613,511
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		17,350,144	17,414,080
Series 2010-C2:
Class D, 5.1823% 12/10/43 (b)(c)		720,000	744,494
Class XA, 0.3029% 12/10/43 (b)(c)(j)		3,395,799	25,521
Series 2011-GC5:
Class C, 5.3079% 8/10/44 (b)(c)		1,050,000	1,145,422
Class D, 5.3079% 8/10/44 (b)(c)		480,000	491,459
Class E, 5.3079% 8/10/44 (b)(c)		210,000	203,268
Class F, 4.5% 8/10/44 (b)		1,020,000	849,926
Series 2012-GC6:
Class D, 5.6315% 1/10/45 (b)(c)		945,000	963,433
Class E, 5% 1/10/45 (b)(c)		412,000	370,133
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	325,024
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (c)		630,000	684,020
Class D, 5.7229% 5/10/45 (b)(c)		1,054,000	1,063,988
Class E, 5% 5/10/45 (b)		1,311,000	1,205,420
Class F, 5% 5/10/45 (b)		2,079,000	1,716,808
Series 2012-GCJ9:
Class D, 4.8528% 11/10/45 (b)(c)		1,612,000	1,567,680
Class E, 4.8528% 11/10/45 (b)(c)		1,290,000	1,134,448
Series 2013-GC10 Class D, 4.4106% 2/10/46 (b)(c)		899,000	840,150
Series 2013-GC12 Class D, 4.4764% 6/10/46 (b)(c)		219,000	202,532
Series 2013-GC13 Class D, 4.0691% 7/10/46 (b)(c)		1,543,000	1,386,218
Series 2013-GC16:
Class C, 5.3157% 11/10/46 (c)		662,844	714,207
Class D, 5.3157% 11/10/46 (b)(c)		1,009,000	972,955
Class F, 3.5% 11/10/46 (b)		999,000	754,598
Series 2015-GC34 Class XA, 1.537% 10/10/48 (c)(j)		29,598,402	2,879,108
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.547% 7/15/29 (b)(c)		617,000	620,699
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,439,918
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,705,808
Class EFX, 4.4533% 11/5/30 (b)(c)		2,000,000	2,001,420
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.6857% 11/15/29 (b)(c)		406,000	393,987
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.561% 9/15/47 (b)(c)		525,000	455,082
Series 2015-C31 Class ASB, 3.5395% 8/15/48		15,200,000	15,680,791
Series 2015-C32 Class C, 4.8192% 11/15/48 (c)		846,000	782,211
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (b)(c)		500,000	501,671
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	470,257
Series 2003-C1 Class F, 5.4236% 1/12/37 (b)(c)		250,000	247,099
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	442,087
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,200,311
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	779,439
Series 2012-CBX:
Class C, 5.238% 6/15/45 (c)		250,000	262,797
Class D, 5.238% 6/16/45 (b)(c)		690,000	706,172
Class E, 5.238% 6/15/45 (b)(c)		620,000	609,897
Class F, 4% 6/15/45 (b)		820,000	692,403
Class G 4% 6/15/45 (b)		1,079,000	787,467
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (b)(c)		130,759	128,183
Class F, 0.527% 11/15/18 (b)(c)		380,931	366,237
Class G, 0.557% 11/15/18 (b)(c)		330,997	316,804
Class H, 0.697% 11/15/18 (b)(c)		254,476	243,035
Class J, 0.847% 11/15/18 (b)(c)		257,928	245,848
Series 2014-BXH:
Class A, 1.097% 4/15/27 (b)(c)		3,000,000	2,996,151
Class C, 1.847% 4/15/27 (b)(c)		4,460,000	4,454,747
Class D, 2.447% 4/15/27 (b)(c)		9,517,000	9,496,619
Series 2014-FBLU Class E, 3.6958% 12/15/28 (b)(c)		1,058,000	1,052,827
Series 2014-INN:
Class E, 3.797% 6/15/29 (b)(c)		683,000	678,788
Class F, 4.197% 6/15/29 (b)(c)		1,006,000	994,811
Series 2015-CSMO Class D, 3.4958% 1/15/32 (b)(c)		2,184,000	2,167,351
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		14,824,135	15,049,625
Class A4, 5.552% 5/12/45		4,216,474	4,279,827
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,203,918	7,352,811
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,635,387	5,726,125
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,972,989	9,176,454
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,354,023	2,422,476
Series 2007-CB19 Class A4, 5.695% 2/12/49 (c)		12,396,984	12,884,371
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (c)		29,428,107	30,274,039
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,851,773	24,534,666
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,642
Series 2004-LN2 Class D, 5.3528% 7/15/41 (c)		420,000	337,588
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	660,871
Class F, 5.01% 7/15/42 (c)		189,000	181,457
Series 2005-LDP5 Class AJ, 5.5125% 12/15/44 (c)		313,036	312,823
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (c)		10,807,845	10,871,307
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		104,664	2
Series 2011-C3:
Class E, 5.5491% 2/15/46 (b)(c)		189,000	200,885
Class J, 4.409% 2/15/46 (b)(c)		106,000	90,174
Series 2011-C4:
Class E, 5.4145% 7/15/46 (b)(c)		1,130,000	1,167,775
Class F, 3.873% 7/15/46 (b)		105,000	95,726
Class H, 3.873% 7/15/46 (b)		672,000	553,689
Class NR, 3.873% 7/15/46 (b)		385,000	246,925
Class TAC2, 7.99% 7/15/46 (b)		671,000	702,781
Series 2011-C5:
Class B. 5.3226% 8/15/46 (b)(c)		1,140,000	1,266,070
Class C, 5.3226% 8/15/46 (b)(c)		1,102,648	1,184,716
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,115,000	1,087,765
Class D, 4.2387% 4/15/46 (c)		1,535,000	1,404,410
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,223,096
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	798,745
Class E, 3.8046% 6/10/27 (b)(c)		1,156,000	1,090,777
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	864,629
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,161,236
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (c)		21,128,462	22,135,829
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		849,865	865,016
Class AM, 5.413% 9/15/39		1,500,000	1,541,348
Series 2006-C7:
Class A2, 5.3% 11/15/38		584,182	586,636
Class AM, 5.378% 11/15/38		160,000	164,279
Series 2007-C1 Class A4, 5.424% 2/15/40		16,203,066	16,636,328
Series 2007-C2 Class A3, 5.43% 2/15/40		3,223,819	3,330,767
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		115,924	115,980
Series 2005-C1 Class E, 4.924% 2/15/40		284,624	284,527
Series 2005-C7 Class C, 5.35% 11/15/40 (c)		184,987	185,163
Series 2006-C1 Class AM, 5.217% 2/15/31 (c)		6,847,000	6,859,030
Series 2006-C4:
Class AJ, 5.8375% 6/15/38 (c)		1,060,000	1,077,586
Class AM, 5.8376% 6/15/38 (c)		500,000	510,696
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,862,093	1,923,629
Series 2007-C7 Class A3, 5.866% 9/15/45		12,583,077	13,357,295
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(n)		20,000,000	20,002,658
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9987% 1/20/41 (b)(c)		256,000	240,296
Class E, 4.9987% 1/20/41 (b)(c)		400,000	336,479
Mach One Trust LLC Series 2004-1A Class H, 6.0695% 5/28/40 (b)(c)		77,506	77,529
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3906% 10/12/39 (b)(c)	CAD	320,000	240,331
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		174,655	174,507
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.36% 1/12/44 (c)		220,000	219,873
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(c)		1,655,000	1,650,748
Series 2006-C1:
Class AJ, 5.6738% 5/12/39 (c)		530,000	531,948
Class AM, 5.6738% 5/12/39 (c)		100,000	100,962
Series 2007-C1 Class A4, 5.8373% 6/12/50 (c)		9,429,517	9,772,079
Series 2008-C1 Class A4, 5.69% 2/12/51		2,890,245	3,054,783
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (c)		745,572	759,879
Class ASB, 5.133% 12/12/49 (c)		27,454	27,448
Series 2007-5 Class A4, 5.378% 8/12/48		17,244,526	17,710,430
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	15,156,131
Series 2007-7 Class A4, 5.7427% 6/12/50 (c)		6,170,405	6,441,395
Series 2006-1 Class AM, 5.5135% 2/12/39 (c)		5,120,000	5,144,484
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	594,462
Series 2007-8 Class A3, 5.8772% 8/12/49 (c)		1,640,000	1,718,466
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	686,186
Series 2012-C6 Class D, 4.6577% 11/15/45 (b)(c)		1,357,000	1,358,913
Series 2013-C12 Class D, 4.7666% 10/15/46 (b)(c)		1,000,000	955,883
Series 2013-C13:
Class D, 4.8942% 11/15/46 (b)(c)		1,019,000	978,093
Class E, 4.8942% 11/15/46 (b)(c)		887,000	790,212
Series 2013-C7:
Class D, 4.2969% 2/15/46 (b)(c)		810,000	761,986
Class E, 4.2969% 2/15/46 (b)(c)		340,000	302,337
Series 2013-C8 Class D, 4.1696% 12/15/48 (b)(c)		400,000	367,319
Series 2013-C9:
Class C, 4.0734% 5/15/46 (c)		620,000	618,797
Class D, 4.1614% 5/15/46 (b)(c)		1,740,000	1,611,202
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.397% 7/15/19 (b)(c)		357,716	357,788
Class J, 0.6258% 7/15/19 (b)(c)		335,939	335,774
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (b)(c)		278,504	278,219
Class E, 0.4458% 10/15/20 (b)(c)		834,661	832,856
Class F, 0.4958% 10/15/20 (b)(c)		500,899	499,837
Class G, 0.5358% 10/15/20 (b)(c)		619,188	617,620
Class H, 0.6258% 10/15/20 (b)(c)		389,758	386,342
Class J, 0.7758% 10/15/20 (b)(c)		225,021	219,846
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	633,980
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,235
Series 2012-C4 Class E, 5.5246% 3/15/45 (b)(c)		1,210,000	1,229,879
Series 1997-RR Class F, 7.4219% 4/30/39 (b)(c)		61,046	61,168
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		192,102	192,621
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	209,137
Class O, 5.91% 11/15/31 (b)		160,563	134,480
Series 2004-IQ7 Class E, 5.2785% 6/15/38 (b)(c)		64,057	65,280
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (c)		173,346	173,295
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	742,550
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	92,443,652
Series 2011-C1:
Class C, 5.3875% 9/15/47 (b)(c)		970,000	1,060,544
Class D, 5.3875% 9/15/47 (b)(c)		1,760,000	1,886,149
Class E, 5.3875% 9/15/47 (b)(c)		573,100	590,690
Series 2011-C2:
Class D, 5.3025% 6/15/44 (b)(c)		580,000	609,744
Class E, 5.3025% 6/15/44 (b)(c)		600,000	621,050
Class F, 5.3025% 6/15/44 (b)(c)		550,000	531,900
Class XB, 0.4582% 6/15/44 (b)(c)(j)		9,001,008	227,551
Series 2011-C3:
Class C, 5.1783% 7/15/49 (b)(c)		1,000,000	1,079,698
Class D, 5.1783% 7/15/49 (b)(c)		1,130,000	1,181,364
Class E, 5.1783% 7/15/49 (b)(c)		400,000	414,719
Class G, 5.1783% 7/15/49 (b)(c)		924,000	817,272
Series 2012-C4:
Class D, 5.5246% 3/15/45 (b)(c)		330,000	346,657
Class F, 3.07% 3/15/45 (b)		623,000	509,345
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	685,182
Class F, 4.295% 9/9/32 (b)(c)		651,000	615,196
Series 2015-MS1:
Class C, 4.0291% 5/15/48 (c)		734,000	675,047
Class D, 4.0291% 5/15/48 (b)(c)		437,000	356,148
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5073% 7/15/33 (b)(c)		150,000	166,054
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		1,949,000	1,905,955
Class F, 5% 2/5/30 (b)		499,000	472,715
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	237,812
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		285,000	263,789
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		244,882	251,029
Class D, 6.45% 1/22/26 (b)		740,731	790,650
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,005,147	1,247,387
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	81,007
Class G, 4.456% 9/12/38 (b)	CAD	54,000	40,486
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,389
Class J, 4.456% 9/12/38 (b)	CAD	36,000	25,637
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,447
Class L, 4.456% 9/12/38 (b)	CAD	26,000	17,044
Class M, 4.456% 9/12/38 (b)	CAD	104,391	63,700
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	95,484
Class G, 4.57% 4/12/23	CAD	42,000	31,622
Class H, 4.57% 4/12/23	CAD	42,000	31,419
Class J, 4.57% 4/12/23	CAD	42,000	31,216
Class K, 4.57% 4/12/23	CAD	21,000	15,508
Class L, 4.57% 4/12/23	CAD	63,000	46,227
Class M, 4.57% 4/12/23	CAD	155,242	101,029
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		244,903	75,756
SCG Trust Series 2013-SRP1 Class D, 3.5395% 11/15/26 (b)(c)		1,906,000	1,887,295
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4458% 11/15/27 (b)(c)		1,511,000	1,500,527
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4841% 8/15/39 (c)		83,609	83,847
Series 2007-C4 Class F, 5.4841% 8/15/39 (c)		820,000	796,754
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	276,878
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5421% 5/10/45 (b)(c)		1,197,000	1,234,663
Class F, 5% 5/10/45 (b)(c)		220,700	177,970
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	303,220
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	946,674
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,261,893
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	204,096
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (b)(c)		294,339	279,482
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,066,604	8,302,708
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,199,385
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	54,668,437
Series 2007-C32 Class A3, 5.7127% 6/15/49 (c)		40,608,000	41,909,775
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (c)		31,470,581	32,672,156
Class A5, 5.9524% 2/15/51 (c)		19,259,000	20,429,368
Series 2004-C11:
Class D, 5.1186% 1/15/41 (c)		360,000	365,799
Class E, 5.1686% 1/15/41 (c)		327,000	332,459
Series 2005-C22 Class B, 5.3981% 12/15/44 (c)		4,218,000	4,208,895
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		21,652,221	21,888,726
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5902% 11/15/43 (b)(c)(j)		20,614,217	533,706
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	589,619
Class D, 4.777% 10/15/45 (b)(c)		1,621,000	1,581,998
Series 2013-LC12 Class C, 4.3013% 7/15/46 (c)		760,000	761,397
Series 2015-C31 Class XA, 1.1265% 11/15/48 (c)(j)		38,781,321	3,131,022
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		588,000	416,707
Series 2015-SG1 Class ASB, 3.556% 12/15/47		9,000,000	9,286,717
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	272,217
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	386,226
Class D, 5.551% 3/15/44 (b)(c)		800,000	841,844
Class E, 5% 3/15/44 (b)		890,000	849,052
Class F, 5% 3/15/44 (b)		693,000	597,415
Series 2011-C4:
Class D, 5.2649% 6/15/44 (b)(c)		408,000	427,057
Class E, 5.2649% 6/15/44 (b)(c)		439,432	456,835
Series 2011-C5:
Class C, 5.6344% 11/15/44 (b)(c)		260,000	285,206
Class D, 5.6344% 11/15/44 (b)(c)		600,000	644,617
Class E, 5.6344% 11/15/44 (b)(c)		1,410,000	1,505,933
Class F, 5.25% 11/15/44 (b)(c)		933,000	893,853
Class G, 5.25% 11/15/44 (b)(c)		329,000	291,827
Class XA, 1.9506% 11/15/44 (b)(c)(j)		4,898,866	361,289
Series 2012-C10:
Class D, 4.4564% 12/15/45 (b)(c)		422,000	400,795
Class E, 4.4564% 12/15/45 (b)(c)		1,190,000	1,033,956
Class F, 4.4564% 12/15/45 (b)(c)		1,726,000	1,289,451
Series 2012-C6 Class D, 5.561% 4/15/45 (b)(c)		540,000	549,476
Series 2012-C7:
Class C, 4.8382% 6/15/45 (c)		1,270,000	1,333,566
Class E, 4.8382% 6/15/45 (b)(c)		2,501,000	2,461,026
Class F, 4.5% 6/15/45 (b)		357,000	315,505
Class G, 4.5% 6/15/45 (b)		1,076,000	819,761
Series 2012-C8 Class D, 4.8749% 8/15/45 (b)(c)		650,000	668,411
Series 2013-C11:
Class D, 4.1799% 3/15/45 (b)(c)		870,000	813,324
Class E, 4.1799% 3/15/45 (b)(c)		1,750,000	1,477,906
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	550,545
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.9161% 11/15/29 (b)(c)		1,054,900	1,043,716
Class G, 3.2158% 11/15/29 (b)(c)		164,703	153,377
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,341,187,804)			1,345,341,608

Municipal Securities - 1.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,779,510
7.3% 10/1/39		27,595,000	39,072,864
7.5% 4/1/34		9,105,000	12,910,799
7.55% 4/1/39		18,745,000	27,684,865
7.6% 11/1/40		29,220,000	43,919,998
7.625% 3/1/40		10,110,000	14,890,514
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,385,852
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,435,954
Series 2012 B, 5.432% 1/1/42		3,285,000	2,899,538
6.314% 1/1/44		19,560,000	19,001,758
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,932,245
4.95% 6/1/23		17,485,000	17,578,545
5.1% 6/1/33		63,045,000	59,798,183
Series 2010 5, 6.2% 7/1/21		8,160,000	8,781,547
Series 2010-1, 6.63% 2/1/35		11,945,000	12,362,000
Series 2010-3:
5.547% 4/1/19		330,000	348,807
6.725% 4/1/35		17,810,000	18,715,995
7.35% 7/1/35		8,165,000	8,953,821
Series 2011:
4.961% 3/1/16		1,035,000	1,044,874
5.365% 3/1/17		395,000	407,873
5.665% 3/1/18		21,275,000	22,363,004
5.877% 3/1/19		74,585,000	80,001,363
Series 2013:
2.69% 12/1/17		3,365,000	3,345,012
3.14% 12/1/18		3,490,000	3,463,197
TOTAL MUNICIPAL SECURITIES
(Cost $423,928,077)			428,078,118

Foreign Government and Government Agency Obligations - 1.1%
Argentine Republic:
7% 4/17/17		$23,720,000	$23,248,894
8.28% 12/31/33 (e)		1,507,195	1,688,058
8.75% 6/2/17 (e)		2,740,000	3,020,850
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	722,441
Bahrain Kingdom 5.875% 1/26/21 (b)		650,000	653,575
Belarus Republic 8.95% 1/26/18		4,560,000	4,754,712
Brazilian Federative Republic:
4.25% 1/7/25		12,105,000	10,531,350
5.625% 1/7/41		14,715,000	11,698,425
7.125% 1/20/37		4,305,000	4,100,513
8.25% 1/20/34		5,140,000	5,499,800
Buenos Aires Province:
9.375% 9/14/18 (b)		1,210,000	1,231,175
9.95% 6/9/21		960,000	1,010,400
10.875% 1/26/21 (Reg. S)		5,080,000	5,448,300
City of Buenos Aires:
8.95% 2/19/21 (b)		1,860,000	1,966,950
9.95% 3/1/17 (b)		793,000	819,764
Colombian Republic:
5% 6/15/45		400,000	350,000
5.625% 2/26/44		550,000	523,875
6.125% 1/18/41		5,000	5,075
7.375% 9/18/37		895,000	1,027,013
10.375% 1/28/33		2,100,000	2,945,250
Congo Republic 4% 6/30/29 (n)		4,995,765	4,096,527
Costa Rican Republic:
4.25% 1/26/23 (b)		470,000	416,538
5.625% 4/30/43 (b)		490,000	363,825
7% 4/4/44 (b)		1,450,000	1,265,125
Croatia Republic:
5.5% 4/4/23 (b)		410,000	422,813
6% 1/26/24 (b)		600,000	636,000
6.375% 3/24/21 (b)		560,000	601,300
6.625% 7/14/20 (b)		545,000	591,870
6.75% 11/5/19 (b)		350,000	379,820
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,355,000	1,345,109
6.25% 7/27/21 (b)		360,000	351,348
Dominican Republic:
1.4674% 8/30/24 (c)		3,540,000	3,534,690
5.5% 1/27/25 (b)		535,000	524,300
6.85% 1/27/45 (b)		1,395,000	1,368,844
7.45% 4/30/44 (b)		2,240,000	2,324,000
7.5% 5/6/21 (b)		1,880,000	2,030,400
El Salvador Republic 7.625% 2/1/41 (b)		250,000	219,625
Georgia Republic 6.875% 4/12/21 (b)		720,000	764,266
Hungarian Republic:
5.375% 3/25/24		594,000	654,143
5.75% 11/22/23		1,410,000	1,588,013
7.625% 3/29/41		1,100,000	1,507,440
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,043,669
3.375% 4/15/23 (b)		555,000	518,751
4.875% 5/5/21 (b)		490,000	506,967
5.25% 1/17/42 (b)		715,000	661,876
5.375% 10/17/23		400,000	420,866
6.625% 2/17/37 (b)		1,450,000	1,542,800
6.75% 1/15/44 (b)		490,000	538,373
7.75% 1/17/38 (b)		2,645,000	3,150,195
8.5% 10/12/35 (Reg. S)		2,385,000	3,026,088
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		2,560,000	2,579,228
7.125% 3/31/16 (Reg. S)		100,000	100,751
7.25% 4/15/19 (b)		2,685,000	2,752,125
8.25% 4/15/24 (b)		1,000,000	1,035,665
8.25% 9/30/25 (b)		665,000	688,089
Ivory Coast 5.75% 12/31/32		3,150,000	2,835,441
Kazakhstan Republic:
5.125% 7/21/25 (b)		915,000	925,568
6.5% 7/21/45 (b)		645,000	653,869
Lebanese Republic:
4% 12/31/17		2,486,250	2,436,525
5.45% 11/28/19		575,000	559,475
Panamanian Republic:
6.7% 1/26/36		320,000	388,000
8.875% 9/30/27		285,000	397,575
9.375% 4/1/29		415,000	602,788
Peruvian Republic 4% 3/7/27 (n)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	800,649
9.5% 2/2/30		895,000	1,420,400
Plurinational State of Bolivia:
5.95% 8/22/23 (b)		285,000	303,525
5.95% 8/22/23		55,000	58,575
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,079,550
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,500,000	1,481,370
Republic of Armenia:
6% 9/30/20 (b)		2,256,000	2,213,700
7.15% 3/26/25 (b)		995,000	980,075
Republic of Iceland 5.875% 5/11/22 (b)		560,000	638,217
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,375,000	3,160,938
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,300,740
Republic of Serbia:
5.875% 12/3/18 (b)		755,000	802,263
6.75% 11/1/24 (b)		2,080,873	2,122,491
7.25% 9/28/21 (b)		1,450,000	1,656,625
Romanian Republic:
4.375% 8/22/23 (b)		706,000	741,990
6.125% 1/22/44 (b)		534,000	630,200
Russian Federation:
4.875% 9/16/23 (b)		1,335,000	1,391,471
5% 4/29/20 (b)		625,000	655,000
5.625% 4/4/42 (b)		1,000,000	1,001,450
5.875% 9/16/43 (b)		1,700,000	1,736,074
7.5% 3/31/30 (Reg. S)		509,915	605,779
12.75% 6/24/28 (Reg. S)		6,885,000	11,208,780
South African Republic 5.875% 9/16/25		630,000	679,676
Turkish Republic:
3.25% 3/23/23		245,000	225,155
4.875% 4/16/43		640,000	561,280
5.125% 3/25/22		315,000	326,356
5.625% 3/30/21		1,565,000	1,664,910
6.25% 9/26/22		680,000	746,300
6.75% 4/3/18		565,000	610,414
6.75% 5/30/40		975,000	1,084,688
6.875% 3/17/36		1,795,000	2,013,272
7% 3/11/19		685,000	754,877
7.25% 3/5/38		1,150,000	1,348,375
7.375% 2/5/25		1,005,000	1,184,557
7.5% 11/7/19		1,765,000	1,998,863
8% 2/14/34		760,000	951,900
11.875% 1/15/30		1,305,000	2,140,200
Ukraine Government:
0% 5/31/40 (b)		776,000	360,995
7.75% 9/1/20 (b)		547,000	527,964
7.75% 9/1/21 (b)		444,000	424,109
7.75% 9/1/22 (b)		444,000	421,889
7.75% 9/1/23 (b)		444,000	418,559
7.75% 9/1/24 (b)		321,000	301,804
7.75% 9/1/25 (b)		321,000	299,333
7.75% 9/1/26 (b)		321,000	298,594
7.75% 9/1/27 (b)		421,000	389,172
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,108,811
3.25% 1/22/44	GBP	1,500,000	2,584,786
4.5% 9/7/34	GBP	1,835,000	3,636,877
United Mexican States:
4% 10/2/23		1,400,000	1,428,000
4.6% 1/23/46		695,000	637,663
4.75% 3/8/44		13,622,000	12,804,680
5.55% 1/21/45		650,000	682,500
6.05% 1/11/40		1,706,000	1,914,985
6.75% 9/27/34		650,000	801,125
United Republic of Tanzania 6.5375% 3/9/20 (c)		205,000	198,235
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,286,513
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		6,895,000	6,308,925
9% 5/7/23 (Reg. S)		695,000	286,688
9.25% 9/15/27		1,250,000	548,750
9.25% 5/7/28 (Reg. S)		480,000	198,000
11.75% 10/21/26 (Reg. S)		1,115,000	526,280
11.95% 8/5/31 (Reg. S)		4,530,000	2,135,895
12.75% 8/23/22		2,000,000	990,000
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		207,608	206,051
4% 3/12/28 (n)		5,260,500	5,142,139
4.8% 11/19/24 (b)		1,000,000	962,194
6.75% 1/29/20 (b)		740,000	815,624
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $244,177,744)			240,884,925
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	827,012
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,008,748
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (o)		19,400	355,214
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,		1	134,408

TOTAL TELECOMMUNICATION SERVICES			489,622

TOTAL COMMON STOCKS
(Cost $5,726,831)			4,325,382

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	251,015
FelCor Lodging Trust, Inc. Series A, 1.95%		18,000	450,180
			701,195
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	387,450
Annaly Capital Management, Inc.:
Series C, 7.625%		27,600	672,336
Series D, 7.50%		5,942	143,975
Boston Properties, Inc. 5.25%		17,500	445,375
CBL & Associates Properties, Inc.:
Series D, 7.375%		7,720	196,474
Series E, 6.625%		25,000	636,000
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	248,700
Corporate Office Properties Trust Series L, 7.375%		12,221	316,768
CYS Investments, Inc. Series B, 7.50%		21,700	469,588
DDR Corp. Series K, 6.25%		17,823	452,170
Digital Realty Trust, Inc. Series E, 7.00%		10,000	259,700
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,030,549
Essex Property Trust, Inc. Series H, 7.125%		9,354	242,549
First Potomac Realty Trust 7.75%		15,000	379,200
Hersha Hospitality Trust Series B, 8.00%		13,844	354,960
Hospitality Properties Trust Series D, 7.125%		10,000	265,500
LaSalle Hotel Properties Series H, 7.50%		10,000	252,800
MFA Financial, Inc. Series B, 7.50%		22,500	563,175
PS Business Parks, Inc. Series S, 6.45%		21,000	552,090
Public Storage:
Series R, 6.35%		10,500	274,155
Series S, 5.90%		20,000	516,200
Realty Income Corp. Series F, 6.625%		12,000	316,320
Regency Centers Corp. Series 6, 6.625%		5,510	143,536
Retail Properties America, Inc. 7.00%		24,109	614,780
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	463,115
Stag Industrial, Inc. Series A, 9.00%		20,000	531,600
Sun Communities, Inc. Series A, 7.125%		34,701	898,062
Taubman Centers, Inc. Series J, 6.50%		11,338	290,253
			11,917,380
TOTAL PREFERRED STOCKS
(Cost $12,320,497)			12,618,575
		Principal Amount(a)	Value

Bank Loan Obligations - 5.0%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,486,709	1,323,795
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,623,744	3,450,469
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,179,560
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		1,038,597	1,019,123
			6,972,947
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		1,284,335	1,274,702
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,019,727	1,011,446
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (c)		1,493,713	1,494,654
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (c)		1,084,635	1,082,097
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		5,270,175	5,117,024
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,922,360	3,910,907
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,500,000	2,446,875
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	980,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,808,900	14,245,543
Nord Anglia Education Tranche B, term loan 4.4067% 3/31/21 (c)		5,950,675	5,861,415
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		2,827,322	2,807,644
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		912,713	891,611
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	345,600
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		743,354	736,850
			39,920,220
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		5,320,376	4,916,932
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,496,250	1,494,380
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,515,708	5,505,393
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (c)		2,267,733	2,237,504
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,849,600	2,831,277
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		7,010,485	6,543,867
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,393,192	17,308,424
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,369,216	2,353,414
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,288,000	1,278,662
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (c)		2,509,000	2,495,401
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		2,299,238	2,284,867
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,606,017	4,600,259
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		1,285,062	1,289,881
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	3,002,834
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		5,135,878	5,060,997
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		5,126,182	5,100,551
5.5% 11/21/19 (c)		2,196,523	2,185,540
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,959,432	4,937,759
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,746,302	6,707,174
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		5,560,335	5,452,632
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,555,283	3,549,950
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		1,000,000	981,500
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,012,450	2,939,037
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		1,918,207	1,905,815
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		5,318,477	5,218,756
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (c)		2,514,694	2,483,260
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,746,696	1,719,413
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,390,061	3,375,925
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		14,023,033	12,961,349
Tranche B, term loan 6% 10/18/20 (c)		1,510,106	1,397,316
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (c)		1,617,652	1,599,453
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		3,036,521	3,011,470
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,848,679
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (c)		2,125,773	709,477
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,508,456	1,493,371
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		495,952	483,553
			133,266,072
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,113,700	2,064,831
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		991,992	928,138
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0169% 4/10/20 (c)		2,912,368	2,373,580
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,668,283	3,506,255
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,255,000	1,242,450
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	453,956
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,211,365	4,141,625
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,489,571	1,466,423
Tranche F, term loan 3% 1/3/21 (c)		6,750,484	6,637,954
Tranche H, term loan 3.25% 8/24/21 (c)		1,000,000	991,250
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,318,022
Clear Channel Communications, Inc. Tranche D, term loan 6.9815% 1/30/19 (c)		14,695,000	10,600,826
CSC Holdings LLC:
Tranche B, term loan 2.7315% 4/17/20 (c)		1,302,292	1,289,269
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,765,760
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		6,455,217	4,363,146
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		2,992,500	2,865,319
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,493,713	1,486,244
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,671,929	3,550,057
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,709,860
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,568,565
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (c)		1,947,260	1,941,185
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		1,848,886	1,839,642
Numericable LLC:
Tranche B 1LN, term loan 4% 7/20/22 (c)		1,000,000	974,530
Tranche B 1LN, term loan 4.5% 5/8/20 (c)		5,794,758	5,668,027
Tranche B 2LN, term loan 4.5% 5/8/20 (c)		5,013,316	4,903,674
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,210,000	9,986,707
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (c)		2,988,381	2,940,567
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (c)		997,500	995,166
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		11,477,805	11,004,345
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,570,634	2,528,861
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (c)		920,000	907,221
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	997,135
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		995,000	967,797
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,476,699	1,411,355
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,391,000	1,356,225
Tranche B 2LN, term loan 3.5% 1/15/22 (c)		897,000	874,575
Tranche B 3LN, term loan 3.5% 1/15/22 (c)		1,475,000	1,438,125
			109,692,118
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (c)		3,990,000	3,972,205
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)		4,784,554	4,756,660
6% 5/22/18 (c)		16,551,016	16,385,506
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,117,185	5,745,076
			30,859,447
Specialty Retail - 0.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,242,175	4,036,429
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,882,000	1,547,004
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,644,780	1,595,436
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)		4,013,441	2,518,434
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		3,655,000	3,564,539
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (c)		1,341,438	1,337,668
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		10,701,785	10,500,163
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)		3,137,000	2,180,215
Staples, Inc. Tranche B, term loan 4/24/21 (p)		3,000,000	2,958,750
			30,238,638
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		1,470,952	1,316,502
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		2,439,036	2,431,427
			3,747,929

TOTAL CONSUMER DISCRETIONARY			362,350,068

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (c)		1,332,000	1,298,700
Tranche B 1LN, term loan 5.75% 11/13/21 (c)		5,945,013	5,922,719
			7,221,419
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (c)		3,736,436	3,726,161
Tranche B 3LN, term loan 5% 8/25/19 (c)		1,679,925	1,674,045
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		15,960,260	15,928,340
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		653,000	623,073
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,953,717	5,827,201
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,474,714	1,386,231
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,106,420
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,420,185	3,351,781
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (c)		4,647,230	4,631,755
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,767,350
Tranche B 1LN, term loan 4.5% 6/30/21 (c)		3,392,301	3,324,455
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,350,249
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)		1,118,958	1,113,789
			47,810,850
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,463,717
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (c)		3,000,000	2,993,250
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,113,651	2,108,367
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,070,000	1,064,201
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	124,219
JBS U.S.A. LLC Tranche B, term loan 4% 9/18/22 (c)		3,540,000	3,520,105
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	480,095
			11,753,954
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,645,985	2,633,575

TOTAL CONSUMER STAPLES			69,419,798

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		6,824,947	5,289,334
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,095,892	2,322,944
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		4,676,468	3,529,751
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)		2,322,317	1,045,043
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		2,106,835	1,153,492
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,111,515	556,802
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (c)		185,813	115,901
			14,013,267
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		976,230	962,807
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		1,464,704	1,457,381
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,385,000	2,340,281
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		4,612,000	3,435,940
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		1,660,341	1,660,757
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		531,970	518,229
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)		6,785,504	5,190,910
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		1,937,824	1,871,821
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)		4,629,000	1,361,713
Tranche B 1LN, term loan 3.875% 9/30/18 (c)		1,369,010	1,116,880
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (c)		1,105,000	983,450
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,841,744	6,431,240
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,550,240
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		520,050	515,500
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		3,757,543	3,344,213
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,020,000	877,200
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)		4,643,997	2,722,543
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,288,525	1,191,886
Sheridan Investment Partners I term loan 4.25% 12/16/20 (c)		1,337,109	834,021
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (c)		2,357,061	1,535,036
Tranche B, term loan 4.25% 10/1/18 (c)		727,481	447,401
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (c)		68,919	42,988
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,712,990	1,438,912
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,467,762
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		835,621	806,374
			51,105,485

TOTAL ENERGY			65,118,752

FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		912,582	903,456
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,129,250
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,984,030	1,792,234
			4,824,940
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/16/22 (c)		2,775,000	2,757,656
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		1,618,000	1,610,250
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		585,992	549,368
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	1,994,160
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		5,670,343	5,520,079
			12,431,513
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,493,750	2,437,641
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		688,253	666,174
			3,103,815
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 11/20/22 (c)		870,000	859,125
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,863,180
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		4,234,567	4,155,169
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		16,914	16,661
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,696,517	8,653,034
			15,824,782
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,582,616	1,580,306

TOTAL FINANCIALS			37,765,356

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,385,097	1,366,398
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		1,147,125	1,119,399
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,462,500	1,458,537
			3,944,334
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,420,441	2,398,390
Community Health Systems, Inc.:
Tranche F, term loan 3.6563% 12/31/18 (c)		995,000	976,095
Tranche G, term loan 3.75% 12/31/19 (c)		1,975,808	1,931,846
Tranche H, term loan 4% 1/27/21 (c)		9,251,692	9,088,492
Concentra, Inc. Tranche B 1LN, term loan 4.001% 6/1/22 (c)		997,500	983,784
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)		1,882,000	1,891,410
Tranche B 1LN, term loan 4.5% 4/23/21 (c)		4,094,900	4,078,274
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,882,248	1,877,147
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (c)		2,902,000	2,931,020
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0766% 5/1/18 (c)		2,613,995	2,609,760
Tranche B 5LN, term loan 2.9815% 3/31/17 (c)		4,320,932	4,316,611
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		6,490,527	6,161,977
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		6,250,913	6,079,012
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,560,553	2,432,525
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,500,000	2,477,350
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		227,283	225,294
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 11/17/23 (p)		3,000,000	2,955,000
Tranche 2LN, term loan 9.75% 1/3/20 (c)		540,000	544,050
Tranche B 1LN, term loan 11/17/22 (p)		6,000,000	5,955,000
Tranche B 2LN, term loan 4.25% 7/3/19 (c)		1,634,491	1,627,348
			61,540,385
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,082,211	6,847,648
Pharmaceuticals - 0.1%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		1,430,875	1,391,526
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (c)		1,460,000	1,389,920
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		3,000,000	2,947,500
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 4.5% 4/30/22 (c)		1,506,225	1,491,163
Tranche 2LN, term loan 8.75% 4/30/23 (c)		1,000,000	970,000
Grifols, S.A. Tranche B, term loan 3.2315% 2/27/21 (c)		1,482,710	1,469,233
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		1,062,338	966,727
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,771,993
Valeant Pharmaceuticals International, Inc.:
Tranche B, term loan 4% 4/1/22 (c)		3,666,174	3,456,285
Tranche BD 2LN, term loan 3.5% 2/13/19 (c)		5,387,000	5,070,514
Tranche E, term loan 3.75% 8/5/20 (c)		3,382,000	3,179,621
			26,104,482

TOTAL HEALTH CARE			98,436,849

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (c)		508,092	494,119
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	265,911
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,012,728	2,000,149
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,657,460	3,562,988
Tranche D, term loan 3.75% 6/4/21 (c)		6,057,940	5,897,405
Tranche E, term loan 3.5% 5/14/22 (c)		1,000,000	967,080
			13,187,652
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,946,737
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (c)		1,567,010	1,552,813
			3,499,550
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,995,926	6,762,752
Tranche 2LN, term loan 7.75% 4/1/22 (c)		1,260,000	1,222,200
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		1,000,000	993,130
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		6,615,000	6,346,299
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		870,373	856,229
			16,180,610
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,463,106
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,489,657	1,473,837
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		4,873,775	4,493,036
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (c)		3,148,242	3,049,859
Tranche DD, term loan 4.0032% 11/8/20 (c)		805,364	780,197
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		10,794,540	9,877,004
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,757,172	2,550,384
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,108,538	997,684
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (c)		611,333	592,993
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	528,920
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,410,418	4,286,926
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)		553,773	547,543
			32,641,489
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		4,309,951	4,269,567
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,843,750	2,829,531
			7,099,098
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		1,346,717	1,342,516
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,257,671
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		2,966,095	2,939,074
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,440,978	3,359,255
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		1,117,534	1,042,570
			8,598,570
Marine - 0.0%
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		3,171,582	3,028,861
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,125,000	2,107,745
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (c)		1,136,764	1,133,353
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	276,450
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		870,625	857,566
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,990,000	1,985,523
			6,360,637
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,120,382	1,104,282
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)		2,218,068	2,050,338
			3,154,620
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,540,000	4,511,625
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,311,680	2,296,076
			6,807,701
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,865,000

TOTAL INDUSTRIALS			104,766,304

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (c)		1,748,082	1,721,861
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,780,538	1,758,281
			3,480,142
Electronic Equipment & Components - 0.1%
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (c)		659,008	656,128
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,112,069	1,105,819
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		3,870,646	3,684,700
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		1,547,879	1,520,791
Tranche B 1LN, term loan 5% 10/16/22 (c)		2,880,000	2,835,014
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		8,389,175	7,697,068
			17,499,520
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,074,576	4,030,448
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (c)		2,760,000	2,749,650
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		944,014	925,134
			7,705,232
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		2,476,312	2,059,475
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,862,676	1,793,161
First Data Corp.:
Tranche B, term loan 3.7115% 3/24/18 (c)		1,000,000	988,750
Tranche B, term loan 3.9615% 7/10/22 (c)		10,000,000	9,875,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	484,100
Tranche B 1LN, term loan 5% 6/17/21 (c)		1,161,181	1,147,026
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	758,114
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		878,329	876,133
			17,981,759
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 12/31/22 (p)		6,000,000	5,935,500
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (c)		1,589,640	1,587,653
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (c)		2,666,217	2,661,231
NXP BV:
Tranche B 2LN, term loan 11/5/20 (p)		4,000,000	3,975,000
Tranche D, term loan 3.25% 1/11/20 (c)		1,862,744	1,839,069
			15,998,453
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)		454,490	446,196
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		116,000	111,215
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		9,750,667	9,464,290
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		669,886	583,920
5% 9/10/20 (c)		10,660,899	9,217,200
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,077,500	5,959,232
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (c)		2,485,000	2,412,662
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		11,594,594	11,710,540
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,678,650	3,654,113
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		3,716,700	3,560,302
Tranche 2LN, term loan 8% 4/9/22 (c)		1,693,000	1,597,058
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		5,000,000	4,949,200
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.75% 7/8/22 (c)		3,103,139	3,089,299
Tranche B 2LN, term loan 3.75% 7/8/22 (c)		466,368	464,288
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		2,466,000	2,424,892
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		2,456,618	2,435,123
			62,079,530
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,950,000	9,891,395
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,562,439	2,533,612
			12,425,007

TOTAL INFORMATION TECHNOLOGY			137,169,643

MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,766,125	1,746,256
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (c)		2,493,750	2,450,109
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,782,585	2,701,194
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (c)		781,000	777,743
Tranche B 1LN, term loan 4.5% 6/12/21 (c)		604,309	602,382
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (c)		989,535	969,744
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	691,814
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		1,478,709	1,419,561
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)		2,205,335	2,183,282
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (c)		1,129,000	1,113,002
Tranche B 1LN, term loan 6% 12/5/21 (c)		4,098,033	4,082,665
MacDermid, Inc.:
Tranche B 2LN, term loan 4.75% 6/7/20 (c)		2,610,409	2,529,930
Tranche B 3LN, term loan 7/7/20 (p)		3,000,000	2,916,570
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,129,663	2,109,963
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		500,000	495,415
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,094,063	4,078,710
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		2,403,975	2,221,682
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,615,950	1,591,711
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		487,741	482,459
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,235,000	1,197,333
			36,361,525
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (c)		2,408,602	2,396,559
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,742,887	4,699,916
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,095,130
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		5,595,609	5,529,189
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,508,417
Tranche F, term loan 4% 10/1/22 (c)		5,000,000	4,963,050
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		2,170,000	2,105,573
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		719,998	716,996
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	744,480
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,510,002	3,255,527
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,089,917
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,536,056	2,431,443
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (c)		732,664	725,338
			41,261,535
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,608,141	638,995
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	56,700
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,610,768	1,560,432
Essar Steel Algoma, Inc. Tranche B, term loan 4.375% 8/16/19 (c)		3,587,820	882,604
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		12,987,893	10,599,939
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,475,866
MRC Global, Inc. Tranche B, term loan 4.8353% 11/9/19 (c)		529,932	510,722
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		778,050	619,849
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,829,113	5,882,396
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		752,000	665,520
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (c)		4,707,000	1,412,100
			24,305,123

TOTAL MATERIALS			101,928,183

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)		2,627,415	2,607,709
Tranche B, term loan 5.5% 6/24/19 (c)		12,960,068	12,960,068
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,789,771	6,763,087
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,485,000	4,354,666
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,724,478
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,736,516
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,005,731
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	157,838
Tranche B 1LN, term loan 4% 4/11/20 (c)		8,891,356	8,716,286
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	2,048,200
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,817,442	2,208,170
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		1,000,000	783,750
			50,066,499
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (c)		1,497,568	1,482,083
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.875% 3/31/17 (c)		1,036,634	953,703
Tranche D 2LN, term loan 3.8266% 3/31/19 (c)		5,358,366	4,929,697
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		4,150,000	3,875,063
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,882,000	1,455,407
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		3,000,000	3,001,410
			15,697,363

TOTAL TELECOMMUNICATION SERVICES			65,763,862

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		221,326	218,947
6.375% 8/13/19 (c)		3,344,685	3,308,729
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		3,003,904	2,871,222
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,589,368	2,871,495
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	210,400
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,199,547	6,132,406
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		5,051,650	3,696,141
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,905,110
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,384,916	4,903,666
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,995,000	1,935,150
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)		247,823	245,964
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		588,485	569,606
			29,868,836
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		2,707,000	2,440,821
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)		2,635,980	1,812,236
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,810,900	1,817,691
			6,070,748
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (c)		2,509,596	2,490,247
Tranche B 4LN, term loan 4% 10/31/20 (c)		3,717,621	3,685,092
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,496,250	1,455,343
Tranche B 6LN, term loan 1/1/23 (p)		3,675,000	3,638,250
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)		2,653,000	2,641,725
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		449,987	448,862
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		4,799,716	4,379,741
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,824,925	2,697,804
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,992,500	2,842,875
			24,279,939

TOTAL UTILITIES			60,219,523

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,160,989,371)			1,102,938,338

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (c)		904,290	886,205
Goldman Sachs 1.25% 12/14/19 (c)		775,000	759,500
Mizuho 1.25% 12/14/19 (c)		363,384	356,116
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,884,230)			2,001,821

Bank Notes - 1.1%
Bank of America NA:
1.65% 3/26/18		$22,324,000	$22,291,987
1.75% 6/5/18		84,682,000	84,582,414
5.3% 3/15/17		3,467,000	3,624,957
Barclays Bank PLC 2.5% 2/20/19		7,200,000	7,278,941
Capital One NA 1.65% 2/5/18		18,801,000	18,648,091
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	23,025,497
3.1% 6/4/20		22,584,000	22,821,132
8.7% 11/18/19		2,958,000	3,505,419
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,180,085
KeyBank NA 6.95% 2/1/28		1,977,000	2,478,450
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,175,139
Regions Bank 7.5% 5/15/18		24,647,000	27,541,864
Wachovia Bank NA 6% 11/15/17		2,243,000	2,432,740
TOTAL BANK NOTES
(Cost $242,283,300)			245,586,716

Preferred Securities - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$3,325,000	$3,126,716
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		2,150,000	1,915,282
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,143,563
FINANCIALS - 1.0%
Banks - 0.9%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(f)	EUR	1,700,000	1,807,271
BAC Capital Trust XIV 4% (c)(f)		1,245,000	949,071
Banco Do Brasil SA 9% (b)(c)(f)		2,015,000	1,480,158
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,289,115
6.25% (c)(f)		5,325,000	5,482,824
6.5% (c)(f)		3,000,000	3,189,529
Barclays Bank PLC 7.625% 11/21/22		36,125,000	40,896,924
Barclays PLC:
6.625% (c)(f)		17,750,000	17,739,482
8.25% (c)(f)		5,470,000	5,947,826
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	4,015,151
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,296,136
5.95% (c)(f)		2,285,000	2,306,887
5.95% (c)(f)		8,945,000	8,598,519
6.125% (c)(f)		6,140,000	6,254,537
6.3% (c)(f)		7,100,000	7,004,287
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	18,225,561
6.625% (Reg. S) (c)(f)		7,900,000	7,893,746
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,816,492
JPMorgan Chase & Co.:
5.3% (c)(f)		3,245,000	3,236,866
6% (c)(f)		10,455,000	10,701,857
6.1% (c)(f)		2,440,000	2,502,627
6.75% (c)(f)		10,085,000	11,152,777
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		2,285,000	2,409,475
8% (c)(f)		1,140,000	1,218,234
Societe Generale 8% (b)(c)(f)		4,055,000	4,187,177
Wells Fargo & Co. 5.875% (c)(f)		3,470,000	3,750,646
			186,353,175
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (b)(c)(f)		5,000,000	5,125,735
Deutsche Bank AG 7.5% (c)(f)		9,000,000	9,113,473
Goldman Sachs Group, Inc. 5.375% (c)(f)		3,250,000	3,256,016
UBS Group AG 7.125% (Reg. S) (c)(f)		1,700,000	1,871,077
			19,366,301
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(f)		6,100,000	5,933,259
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		650,000	410,059
8.625% (Reg. S) (f)		200,000	126,172
			536,231

TOTAL FINANCIALS			212,188,966

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		6,020,000	3,979,663
7.5% (Reg. S) (f)		100,000	66,107
			4,045,770
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		3,125,000	1,361,792
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(f)		2,700,000	2,696,963
TOTAL PREFERRED SECURITIES
(Cost $228,222,096)			227,479,052
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.18% (q)
(Cost $1,017,814,980)		1,017,814,980	1,017,814,980
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $23,261,334,430)			23,081,167,010
NET OTHER ASSETS (LIABILITIES) - (3.8)%			(853,504,289)
NET ASSETS - 100%			$22,227,662,721

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 12/1/45	$(33,700,000)	$(33,846,187)
3% 12/1/45	(33,700,000)	(33,846,187)
3% 12/1/45	(21,300,000)	(21,392,397)
3% 12/1/45	(8,800,000)	(8,838,174)
3% 12/1/45	(82,000,000)	(82,355,708)
3% 12/1/45	(82,000,000)	(82,355,708)
3% 12/1/45	(8,800,000)	(8,838,174)
3% 12/1/45	(21,300,000)	(21,392,397)
3.5% 12/1/45	(9,800,000)	(10,150,813)
3.5% 12/1/45	(9,800,000)	(10,150,813)

TOTAL FANNIE MAE		(313,166,558)

Freddie Mac
3% 12/1/45	(1,700,000)	(1,705,249)
Ginnie Mae
3.5% 12/1/45	(40,300,000)	(42,088,695)
3.5% 12/1/45	(12,500,000)	(13,054,806)
3.5% 12/1/45	(18,000,000)	(18,798,921)
3.5% 12/1/45	(7,600,000)	(7,937,322)
3.5% 12/1/45	(12,500,000)	(13,054,806)

TOTAL GINNIE MAE		(94,934,550)

TOTAL TBA SALE COMMITMENTS
(Proceeds $408,723,508)		$(409,806,357)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
24 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2015	$3,959,273	$68,979
66 TME 10 Year Canadian Note Contracts (Canada)	March 2016	6,860,699	25,678
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	Dec. 2015	3,619,740	13,402

TOTAL BOND INDEX CONTRACTS			$108,059

Treasury Contracts
31 ASX 10 Year Treasury Bond Index Contracts (Australia)	Dec. 2015	2,843,708	(37,440)
8 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2016	1,011,500	(391)
75 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	16,316,016	1,097
223 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	26,465,570	19,435
29 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2016	4,466,000	26,496
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2016	475,313	2,969

TOTAL TREASURY CONTRACTS			12,166

TOTAL PURCHASED			$120,225

Sold
Bond Index Contracts
5 Eurex Euro-Bobl Contracts (Germany)	Dec. 2015	686,916	(1,285)
66 Eurex Euro-Bund Contracts (Germany)	Dec. 2015	11,039,320	(138,342)
60 ICE Long Gilt Contracts (United Kingdom)	March 2016	10,638,789	(21,601)
115 ICE Medium Gilt Contracts (United Kingdom)	March 2016	19,206,314	(16,382)

TOTAL BOND INDEX CONTRACTS			$(177,610)

TOTAL FUTURES CONTRACTS			$(57,385)

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.2%

Foreign Currency Contracts

12/3/15	EUR	Citibank, N.A.	Buy	474,000	$501,167	$(344)
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
12/3/15	EUR	Citibank, N.A.	Buy	474,000	$501,167	$(344)
2/5/16	AUD	Credit Suisse Intl.	Sell	223,000	157,997	(2,727)
2/5/16	CAD	Credit Suisse Intl.	Sell	221,000	165,772	294
2/5/16	EUR	Citibank, N.A.	Sell	1,004,000	1,063,680	752
2/5/16	EUR	Goldman Sachs Bank USA	Sell	1,182,000	1,255,462	4,087
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,701,000	1,813,633	12,796
2/5/16	EUR	JPMorgan Chase Bank, N.A.	Sell	4,032,000	4,304,765	36,113
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	426,000	453,560	2,556
2/5/16	EUR	Morgan Stanley Cap. Group	Sell	80,593,000	85,872,244	548,973
2/5/16	GBP	Citibank, N.A.	Sell	295,000	444,456	81
2/5/16	GBP	Goldman Sachs Bank USA	Sell	39,228,000	59,684,617	593,291
2/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	12,200,000	99,016	(286)

TOTAL FOREIGN CURRENCY CONTRACTS						$1,195,586

*Contract Amount is stated in U.S. Dollars unless otherwise noted.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	$(34,858)	$29,153	$(5,705)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(26,793)	(10,014)	(36,807)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(72,085)	7,704	(64,381)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR 3,850,000	(20,797)	(26,844)	(47,641)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR 600,000	(3,241)	(1,639)	(4,880)
TOTAL BUY PROTECTION						$(157,774)	$(1,640)	$(159,414)
Sell Protection
Pemex Project Funding Master Trust	Baa1	Sep. 2020	Barclays Bank PLC	1%	USD 3,550,000	(247,592)	162,105	(85,487)

TOTAL CREDIT DEFAULT SWAPS						$(405,366)	$160,465	$(244,901)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (3) Notional amount is stated in U.S. Dollars unless otherwise noted.

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2020	$24,300,000	3-month LIBOR	2%	$(159,232)	$0	$(159,232)
LCH	Dec. 2025	32,800,000	3-month LIBOR	2.5%	(413,278)	0	(413,278)
LCH	Dec. 2045	7,750,000	3-month LIBOR	2.75%	(330,930)	0	(330,930)

TOTAL INTEREST RATE SWAPS					$(903,440)	$ 0	$(903,440)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,721,221,892 or 12.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,005,701.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,001,682.

 (i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $68,984.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Non-income producing

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$572,691

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$827,012	$827,012	$--	$--
Financials	12,618,575	12,367,560	251,015	--
Materials	3,008,748	3,008,748	--	--
Telecommunication Services	489,622	355,214	--	134,408
Corporate Bonds	9,693,941,949	--	9,693,941,949	--
U.S. Government and Government Agency Obligations	4,530,088,669	--	4,530,088,669	--
U.S. Government Agency - Mortgage Securities	3,421,359,256	--	3,421,359,256	--
Asset-Backed Securities	135,120,591	--	131,463,940	3,656,651
Collateralized Mortgage Obligations	673,587,030	--	673,587,030	--
Commercial Mortgage Securities	1,345,341,608	--	1,344,711,180	630,428
Municipal Securities	428,078,118	--	428,078,118	--
Foreign Government and Government Agency Obligations	240,884,925	--	239,318,874	1,566,051
Bank Loan Obligations	1,102,938,338	--	1,089,321,510	13,616,828
Sovereign Loan Participations	2,001,821	--	--	2,001,821
Bank Notes	245,586,716	--	245,586,716	--
Preferred Securities	227,479,052	--	227,479,052	--
Money Market Funds	1,017,814,980	1,017,814,980	--	--
Total Investments in Securities:	$23,081,167,010	$1,034,373,514	$22,025,187,309	$21,606,187
Derivative Instruments:
Assets
Foreign Currency Contracts	$1,198,943	$--	$1,198,943	$--
Futures Contracts	158,056	158,056	--	--
Total Assets	$1,356,999	$158,056	$1,198,943	$--
Liabilities
Foreign Currency Contracts	$(3,357)	$--	$(3,357)	$--
Futures Contracts	(215,441)	(215,441)	--	--
Swaps	(1,308,806)	--	(1,308,806)	--
Total Liabilities	$(1,527,604)	$(215,441)	$(1,312,163)	$--
Total Derivative Instruments:	$(170,605)	$(57,385)	$(113,220)	$--
Other Financial Instruments:
TBA Sale Commitments	$(409,806,357)	$--	$(409,806,357)	$--
Total Other Financial Instruments:	$(409,806,357)	$--	$(409,806,357)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $23,228,273,882. Net unrealized depreciation aggregated $147,106,872, of which $358,901,292 related to appreciated investment securities and $506,008,164 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2015

GOV-QTLY-0116
1.809070.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1.125% 7/20/18	$229	$229
1.125% 12/14/18	748	744
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,175	1,237
Series 2002-20K Class 1, 5.08% 11/1/22	1,644	1,764
Series 2004-20H Class 1, 5.17% 8/1/24	744	805
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,301
4.25% 9/15/65	25,633	25,220
5.25% 9/15/39	2,807	3,433
5.375% 4/1/56	3,438	4,137
		60,870
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	58,562	52,310
1.375% 2/15/44	23,876	24,882
		77,192
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
2.875% 8/15/45	73,925	72,276
3% 11/15/44	22,500	22,540
3% 11/15/45	12,000	12,049
3.375% 5/15/44	6,265	6,755
3.625% 2/15/44	24,766	28,008
4.375% 2/15/38	66,154	83,910
5% 5/15/37 (a)(b)	41,142	56,721
U.S. Treasury Notes:
0.5% 2/28/17	14,339	14,289
0.5% 3/31/17	15,000	14,940
0.5% 4/30/17	49,500	49,278
0.625% 7/31/17	40,000	39,844
0.625% 8/31/17	20,000	19,906
0.75% 6/30/17	3,736	3,729
0.75% 4/15/18	46,723	46,371
0.875% 1/31/17	704	705
0.875% 5/15/17	15,893	15,904
0.875% 8/15/17	715	715
0.875% 10/15/17	10,183	10,176
0.875% 11/30/17	90,264	90,151
0.875% 1/31/18	4,683	4,669
0.875% 7/31/19	6,174	6,054
1% 5/31/18	58,578	58,416
1% 8/15/18	20,000	19,908
1.25% 11/15/18	157	157
1.25% 11/30/18	15,000	15,011
1.375% 7/31/18	14,780	14,870
1.375% 9/30/18	17,526	17,617
1.375% 2/28/19	69,770	69,893
1.375% 3/31/20	144,474	143,240
1.375% 4/30/20	4,172	4,134
1.375% 8/31/20	5,000	4,941
1.5% 12/31/18	10,768	10,844
1.5% 1/31/19	43,197	43,482
1.5% 1/31/22	59,399	57,998
1.625% 4/30/19	11,603	11,706
1.625% 6/30/19	51,223	51,639
1.625% 12/31/19	41,368	41,549
1.625% 6/30/20	21,692	21,694
1.625% 7/31/20	30,000	29,984
1.625% 11/30/20	54,611	54,545
1.75% 9/30/19	78,340	79,200
1.75% 10/31/20	18,000	18,053
1.75% 2/28/22	5,000	4,951
1.75% 3/31/22	19,942	19,726
1.875% 8/31/17	27,000	27,459
1.875% 9/30/17	67,400	68,603
2% 5/31/21	10,000	10,110
2% 11/30/22	99,818	99,865
2% 8/15/25	64,730	63,468
2.125% 6/30/21	22,000	22,385
2.125% 12/31/21	2,000	2,027
2.25% 3/31/21	17,358	17,793
2.25% 4/30/21	32,286	33,094
2.25% 11/15/25	22,000	22,072
2.375% 7/31/17	741	760
2.5% 6/30/17	10,000	10,260
3.5% 2/15/18	23,836	25,113
4.5% 5/15/17	24,685	26,006
4.75% 8/15/17	12,983	13,840
		1,835,403
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5448% 12/7/20 (NCUA Guaranteed) (c)	4,335	4,335
Series 2011-R4 Class 1A, 0.6555% 3/6/20 (NCUA Guaranteed)(c)	3,044	3,048
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,433
		87,816
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,048,085)		2,061,281

U.S. Government Agency - Mortgage Securities - 2.9%
Fannie Mae - 1.3%
1.885% 10/1/33 (c)	138	142
1.899% 2/1/33 (c)	111	115
1.915% 11/1/33 (c)	274	286
1.94% 7/1/35 (c)	67	70
1.941% 3/1/35 (c)	95	99
2.006% 10/1/33 (c)	64	66
2.006% 12/1/34 (c)	194	202
2.148% 3/1/36 (c)	508	533
2.175% 3/1/35 (c)	16	17
2.19% 3/1/37 (c)	115	121
2.215% 2/1/36 (c)	50	52
2.23% 7/1/34 (c)	107	112
2.298% 3/1/40 (c)	1,952	2,072
2.302% 6/1/36 (c)	189	199
2.352% 7/1/35 (c)	239	253
2.403% 11/1/36 (c)	112	119
2.458% 3/1/35 (c)	99	105
2.525% 5/1/36 (c)	158	168
2.532% 10/1/33 (c)	129	137
2.557% 6/1/42 (c)	381	392
2.686% 2/1/42 (c)	2,239	2,321
2.756% 1/1/42 (c)	2,025	2,101
2.951% 11/1/40 (c)	220	230
2.98% 9/1/41 (c)	249	260
2.991% 10/1/41 (c)	110	115
3% 12/1/45 (d)	20,700	20,790
3.243% 7/1/41 (c)	404	426
3.3% 10/1/41 (c)	197	206
3.553% 7/1/41 (c)	464	489
4% 2/1/42	471	500
4.5% 11/1/19 to 4/1/39	8,820	9,404
5% 7/1/35	9,968	11,051
5.5% 1/1/29	2,137	2,384
6.5% 2/1/17 to 5/1/27	400	449
9.5% 10/1/20	12	13
11.5% 1/15/21	2	2
		56,001
Freddie Mac - 0.4%
1.925% 3/1/35 (c)	465	481
2.121% 5/1/37 (c)	323	339
2.361% 10/1/42 (c)	2,240	2,370
2.49% 6/1/35 (c)	452	478
2.511% 2/1/36 (c)	27	29
2.76% 3/1/33 (c)	22	23
2.795% 7/1/36 (c)	318	338
2.798% 7/1/35 (c)	1,194	1,269
3% 11/1/42 to 2/1/43	4,337	4,380
3.083% 9/1/41 (c)	2,240	2,333
3.176% 10/1/35 (c)	180	191
3.211% 9/1/41 (c)	261	273
3.226% 4/1/41 (c)	280	293
3.293% 6/1/41 (c)	294	309
3.451% 5/1/41 (c)	242	252
3.617% 6/1/41 (c)	420	445
3.706% 5/1/41 (c)	363	384
4.5% 5/1/39 to 10/1/41	3,903	4,253
5.5% 7/1/29	45	51
6% 1/1/24	1,636	1,785
9.5% 6/1/18 to 8/1/21	21	23
		20,299
Ginnie Mae - 1.2%
3.5% 12/1/45 (d)	100	104
3.5% 1/1/46 (d)	100	104
4.3% 8/20/61 (e)	4,621	4,828
4.649% 2/20/62 (e)	3,198	3,405
4.682% 2/20/62 (e)	4,242	4,500
4.684% 1/20/62 (e)	25,237	26,729
5.47% 8/20/59 (e)	1,439	1,478
5.5% 11/15/35	2,477	2,798
5.612% 4/20/58 (e)	875	886
6% 6/15/36	5,496	6,367
		51,199
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $125,689)		127,499

Collateralized Mortgage Obligations - 15.3%
U.S. Government Agency - 15.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.201% 8/25/31 (c)	123	126
Series 2002-49 Class FB, 0.7993% 11/18/31 (c)	115	116
Series 2002-60 Class FV, 1.221% 4/25/32 (c)	48	50
Series 2002-75 Class FA, 1.221% 11/25/32 (c)	99	102
Series 2010-15 Class FJ, 1.151% 6/25/36 (c)	7,819	7,969
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,586	2,779
Series 2005-27 Class NE, 5.5% 5/25/34	1,779	1,835
Series 2005-64 Class PX, 5.5% 6/25/35	2,605	2,834
Series 2005-68 Class CZ, 5.5% 8/25/35	5,500	6,126
Series 2006-45 Class OP, 0% 6/25/36 (f)	1,106	980
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,532
Series 2015-5 Class CP, 3% 6/25/43	41,327	42,609
Series 2015-54 Class GA, 2.5% 7/25/45	12,333	12,496
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,279	1,391
Series 2004-91 Class Z, 5% 12/25/34	7,737	8,566
Series 2005-117 Class JN, 4.5% 1/25/36	645	698
Series 2005-14 Class ZB, 5% 3/25/35	2,324	2,573
Series 2006-72 Class CY, 6% 8/25/26	4,987	5,486
Series 2009-59 Class HB, 5% 8/25/39	3,159	3,497
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	529	44
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	792	64
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	5,382	759
Series 2010-39 Class FG, 1.141% 3/25/36 (c)	5,010	5,140
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,705	122
Series 2012-27 Class EZ, 4.25% 3/25/42	8,065	8,891
Freddie Mac:
floater:
Series 2530 Class FE, 0.797% 2/15/32 (c)	68	69
Series 2630 Class FL, 0.697% 6/15/18 (c)	49	49
Series 2682 Class FB, 1.097% 10/15/33 (c)	4,243	4,330
Series 2711 Class FC, 1.097% 2/15/33 (c)	2,653	2,701
planned amortization class:
Series 1141 Class G, 9% 9/15/21	58	65
Series 2356 Class GD, 6% 9/15/16	10	11
Series 2376 Class JE, 5.5% 11/15/16	80	81
Series 2381 Class OG, 5.5% 11/15/16	35	35
Series 2672 Class MG, 5% 9/15/23	6,324	6,803
Series 2682 Class LD, 4.5% 10/15/33	777	838
Series 3415 Class PC, 5% 12/15/37	766	824
Series 3763 Class QA, 4% 4/15/34	2,211	2,280
Series 3840 Class VA, 4.5% 9/15/27	4,378	4,679
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	2,699	2,752
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,173	11,425
Series 2587 Class AD, 4.71% 3/15/33	4,616	4,939
Series 2773 Class HC, 4.5% 4/15/19	557	577
Series 2877 Class ZD, 5% 10/15/34	9,267	10,262
Series 3007 Class EW, 5.5% 7/15/25	7,464	8,171
Series 3745 Class KV, 4.5% 12/15/26	7,208	7,873
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,615
Series 3843 Class PZ, 5% 4/15/41	2,345	2,761
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6868% 1/20/38 (c)	347	350
Series 2008-73 Class FA, 1.0668% 8/20/38 (c)	2,502	2,555
Series 2008-83 Class FB, 1.1068% 9/20/38 (c)	2,412	2,463
Series 2009-108 Class CF, 0.797% 11/16/39 (c)	1,626	1,643
Series 2011-H20 Class FA, 0.7447% 9/20/61 (c)(e)	10,474	10,454
Series 2011-H21 Class FA, 0.7947% 10/20/61 (c)(e)	7,079	7,080
Series 2012-H01 Class FA, 0.8947% 11/20/61 (c)(e)	5,931	5,944
Series 2012-H03 Class FA, 0.8947% 1/20/62 (c)(e)	3,746	3,754
Series 2012-H06 Class FA, 0.8247% 1/20/62 (c)(e)	5,581	5,588
Series 2012-H07 Class FA, 0.8247% 3/20/62 (c)(e)	3,426	3,434
Series 2013-H19:
Class FC, 0.7947% 8/20/63 (c)(e)	1,210	1,210
Class FD, 0.7947% 8/20/63 (c)(e)	3,367	3,367
Series 2014-H02 Class FB, 0.8447% 12/20/63 (c)(e)	39,665	39,686
Series 2014-H03 Class FA, 0.7947% 1/20/64 (c)(e)	16,570	16,573
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(e)	26,919	26,865
Series 2015-H13 Class FL, 0.4747% 5/20/63 (c)(e)	40,916	40,838
Series 2015-H19 Class FA, 0.3947% 4/20/63 (c)(e)	39,579	39,460
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	170	171
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,182
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	6,855	7,018
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	18,482	19,708
Series 2010-H17 Class XP, 5.3002% 7/20/60 (c)(e)	24,076	25,559
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	17,579	18,743
Series 2012-64 Class KB, 6.5861% 5/20/41 (c)	987	1,147
Series 2013-124:
Class ES, 8.391% 4/20/39 (c)(h)	6,373	7,066
Class ST, 8.5243% 8/20/39 (c)(h)	11,972	14,023
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	16,926	17,205
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	54,690	55,572
Class JA, 2.5% 6/20/65 (e)	6,553	6,658
Series 2015-H30 Class HA, 1.75% 11/20/65 (c)(e)	47,845	47,793
Series 2090-118 Class XZ, 5% 12/20/39	12,914	15,196

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $666,029)		668,230

Commercial Mortgage Securities - 7.0%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.547% 4/25/19 (c)	147	147
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,088
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,074
Series K009 Class A2, 3.808% 8/25/20	32,528	35,130
Series K027 Class A2, 2.637% 1/25/23	6,437	6,513
Series K029 Class A2, 3.32% 2/25/23 (c)	3,110	3,277
Series K034 Class A1, 2.669% 2/25/23	14,567	15,002
Series K717 Class A2, 2.991% 9/25/21	19,844	20,615
Series K032 Class A1, 3.016% 2/25/23	25,131	26,166
Series K039 Class A2, 3.303% 7/25/24	24,645	25,717
Series K042 Class A2, 2.67% 12/25/24	22,200	22,044
Series K501 Class A2, 1.655% 11/25/16	9,252	9,288
Series K716 Class A2, 3.13% 6/25/21	6,500	6,810
Series K720 Class A2, 2.716% 6/25/22	10,435	10,639
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	31,535	32,368
Series K044 Class A2, 2.811% 1/25/25	58,600	58,688
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $304,160)		303,566

Foreign Government and Government Agency Obligations - 3.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	87,167
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,377
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,241
3% 6/30/25	19,267	19,788
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,136)		156,631
	Shares	Value (000s)

Fixed-Income Funds - 24.1%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $1,002,464)	9,628,385	1,049,301
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $17,179)	17,179	17,179
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $4,306,742)		4,383,687
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(24,566)
NET ASSETS - 100%		$4,359,121

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 12/1/45
(Proceeds $104)	$(100)	$(104)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
304 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	66,134	$7
102 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2016	12,105	13
TOTAL TREASURY CONTRACTS		$78,239	$20

The face value of futures purchased as a percentage of Net Assets is 1.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Dec. 2025	USD $22,700	2.5%	3-month LIBOR	$424	$0	$424
CME	Dec. 2045	USD 1,100	2.75%	3-month LIBOR	38	0	38

TOTAL INTEREST RATE SWAPS					$462	$0	$462

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $318,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,017,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$6,403
Total	$6,403

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$6,403	$--	$1,049,301	18.9%
Total	$1,044,642	$6,403	$--	$1,049,301

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,061,281	$--	$2,061,281	$--
U.S. Government Agency - Mortgage Securities	127,499	--	127,499	--
Collateralized Mortgage Obligations	668,230	--	668,230	--
Commercial Mortgage Securities	303,566	--	303,566	--
Foreign Government and Government Agency Obligations	156,631	--	156,631	--
Fixed-Income Funds	1,049,301	1,049,301	--	--
Cash Equivalents	17,179	--	17,179	--
Total Investments in Securities:	$4,383,687	$1,049,301	$3,334,386	$--
Derivative Instruments:
Assets
Futures Contracts	$20	$20	$--	$--
Swaps	462	--	462	--
Total Derivative Instruments:	$482	$20	$462	$--
Other Financial Instruments:
TBA Sale Commitments	$(104)	$--	$(104)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$17,179,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$17,179

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $4,306,907,000. Net unrealized appreciation aggregated $76,780,000, of which $105,758,000 related to appreciated investment securities and $28,978,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

November 30, 2015

SLM-QTLY-0116
1.809098.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	3,190	3,195
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	144	155
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,912
		8,262
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	29,134	28,115
U.S. Treasury Obligations - 55.1%
U.S. Treasury Notes:
0.75% 4/15/18	$6,035	$5,990
0.875% 11/30/17	12,383	12,368
0.875% 1/31/18	15,546	15,499
0.875% 7/31/19	22,596	22,157
1% 5/31/18	15,739	15,695
1% 8/15/18	7,000	6,968
1.125% 6/15/18	9,055	9,057
1.25% 11/15/18	7,400	7,406
1.25% 11/30/18	7,000	7,005
1.375% 7/31/18	8,863	8,917
1.375% 9/30/18	3,911	3,931
1.375% 2/28/19	12,639	12,661
1.375% 3/31/20	11,714	11,614
1.375% 4/30/20	972	963
1.5% 12/31/18	1,151	1,159
1.5% 1/31/19	10,148	10,215
1.5% 1/31/22	30,862	30,134
1.625% 4/30/19	13,043	13,159
1.625% 6/30/19	15,724	15,852
1.625% 12/31/19	9,696	9,738
1.625% 6/30/20	725	725
1.625% 7/31/20	3,000	2,998
1.625% 11/30/20	11,580	11,566
1.75% 9/30/19	9,904	10,013
1.75% 10/31/20	5,000	5,015
1.75% 2/28/22	4,000	3,960
1.75% 4/30/22	3,240	3,203
1.875% 10/31/17	16,504	16,800
2% 5/31/21	8,000	8,088
2% 11/30/22	29,362	29,376
2% 8/15/25	13,880	13,609
2.25% 3/31/21	40,560	41,580
2.25% 4/30/21	2,805	2,875
2.25% 11/15/25	2,000	2,007
2.375% 7/31/17	5,000	5,125
2.375% 6/30/18	2,062	2,128
2.375% 8/15/24	1,505	1,529
3.5% 2/15/18 (a)	4,299	4,529
4.75% 8/15/17 (b)	12,139	12,940
		398,554
Other Government Related - 4.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5448% 12/7/20 (NCUA Guaranteed) (c)	1,022	1,022
Series 2011-R1 Class 1A, 0.6422% 1/8/20 (NCUA Guaranteed) (c)	2,188	2,195
Series 2011-R4 Class 1A, 0.5738% 3/6/20 (NCUA Guaranteed) (c)	658	658
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,107
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,043
		32,025
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $464,807)		466,956

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 1.5%
1.899% 2/1/33 (c)	12	13
1.915% 11/1/33 (c)	29	30
1.94% 7/1/35 (c)	8	8
1.941% 3/1/35 (c)	12	12
2.006% 10/1/33 (c)	7	8
2.006% 12/1/34 (c)	19	20
2.115% 10/1/35 (c)	10	11
2.135% 1/1/35 (c)	80	84
2.175% 3/1/35 (c)	2	2
2.19% 3/1/37 (c)	11	11
2.215% 2/1/36 (c)	5	5
2.23% 7/1/34 (c)	12	13
2.278% 6/1/47 (c)	61	65
2.298% 3/1/40 (c)	452	480
2.302% 6/1/36 (c)	18	19
2.311% 3/1/33 (c)	39	41
2.352% 7/1/35 (c)	18	19
2.36% 2/1/37 (c)	191	203
2.372% 7/1/36 (c)	67	70
2.393% 9/1/36 (c)	31	33
2.403% 11/1/36 (c)	113	120
2.458% 3/1/35 (c)	12	13
2.512% 4/1/36 (c)	117	124
2.525% 5/1/36 (c)	15	16
2.532% 10/1/33 (c)	16	17
2.686% 2/1/42 (c)	607	629
2.756% 1/1/42 (c)	536	557
2.924% 8/1/35 (c)	220	233
4.5% 11/1/19	1,061	1,107
5% 1/1/22 to 7/1/35	1,781	1,974
5.5% 10/1/20 to 1/1/29	2,462	2,648
6% 6/1/16 to 3/1/34	448	511
6.5% 6/1/16 to 8/1/36	1,539	1,776
10.25% 10/1/18	1	1
		10,873
Freddie Mac - 0.6%
1.825% 3/1/37 (c)	7	8
1.925% 3/1/35 (c)	46	47
2.034% 2/1/37 (c)	22	23
2.05% 6/1/37 (c)	12	13
2.092% 7/1/35 (c)	478	499
2.095% 8/1/37 (c)	32	34
2.096% 11/1/35 (c)	104	109
2.121% 5/1/37 (c)	31	33
2.275% 6/1/33 (c)	97	102
2.333% 4/1/37 (c)	38	40
2.35% 7/1/35 (c)	64	67
2.361% 10/1/42 (c)	604	639
2.368% 10/1/36 (c)	125	131
2.399% 10/1/35 (c)	57	60
2.415% 6/1/37 (c)	107	114
2.416% 5/1/37 (c)	142	150
2.423% 5/1/37 (c)	355	377
2.436% 5/1/37 (c)	30	32
2.477% 4/1/34 (c)	401	426
2.511% 2/1/36 (c)	4	4
2.595% 4/1/37 (c)	4	4
2.76% 3/1/33 (c)	2	3
2.795% 7/1/36 (c)	31	33
2.798% 7/1/35 (c)	121	128
3.083% 9/1/41 (c)	631	657
3.176% 10/1/35 (c)	17	19
6% 1/1/24	347	379
6.5% 12/1/21	99	108
9.5% 7/1/16 to 8/1/21	17	18
10% 3/1/16 to 3/1/21	18	20
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		4,279
Ginnie Mae - 1.5%
4.3% 8/20/61 (d)	966	1,009
4.649% 2/20/62 (d)	673	717
4.682% 2/20/62 (d)	887	941
4.684% 1/20/62 (d)	5,432	5,753
5.47% 8/20/59 (d)	304	312
5.5% 11/15/35	522	590
5.612% 4/20/58 (d)	190	192
6% 6/15/36	1,141	1,322
8% 12/15/23	91	104
8.5% 2/15/17	0	0
10.5% 1/20/16 to 10/15/21	76	84
11% 5/20/16 to 1/20/21	9	10
		11,034
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $25,641)		26,186

Collateralized Mortgage Obligations - 18.8%
U.S. Government Agency - 18.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.56% 4/25/24 (c)	596	601
Series 2001-38 Class QF, 1.201% 8/25/31 (c)	115	118
Series 2002-60 Class FV, 1.221% 4/25/32 (c)	24	25
Series 2002-74 Class FV, 0.671% 11/25/32 (c)	1,276	1,285
Series 2002-75 Class FA, 1.221% 11/25/32 (c)	50	51
Series 2010-15 Class FJ, 1.151% 6/25/36 (c)	1,692	1,724
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	7	7
Series 2002-16 Class PG, 6% 4/25/17	26	26
Series 2002-9 Class PC, 6% 3/25/17	2	3
Series 2003-28 Class KG, 5.5% 4/25/23	270	293
Series 2005-19 Class PA, 5.5% 7/25/34	557	599
Series 2005-27 Class NE, 5.5% 5/25/34	375	387
Series 2005-52 Class PB, 6.5% 12/25/34	2	2
Series 2005-64 Class PX, 5.5% 6/25/35	562	611
Series 2005-68 Class CZ, 5.5% 8/25/35	1,122	1,250
Series 2015-54 Class GA, 2.5% 7/25/45	2,091	2,119
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	12	13
Series 2003-117 Class MD, 5% 12/25/23	269	293
Series 2004-52 Class KZ, 5.5% 7/25/34	2,913	3,287
Series 2004-91 Class Z, 5% 12/25/34	1,712	1,895
Series 2009-59 Class HB, 5% 8/25/39	661	731
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,241	175
Series 2010-39 Class FG, 1.141% 3/25/36 (c)	1,079	1,107
Series 2011-67 Class AI, 4% 7/25/26 (e)	323	38
Freddie Mac:
floater:
Series 2526 Class FC, 0.597% 11/15/32 (c)	206	207
Series 2630 Class FL, 0.697% 6/15/18 (c)	5	5
Series 2711 Class FC, 1.097% 2/15/33 (c)	573	583
floater planned amortization class Series 2770 Class FH, 0.597% 3/15/34 (c)	530	534
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	7	7
Series 2376 Class JE, 5.5% 11/15/16	8	8
Series 2381 Class OG, 5.5% 11/15/16	3	3
Series 2425 Class JH, 6% 3/15/17	13	13
Series 2672 Class MG, 5% 9/15/23	1,448	1,557
Series 2802 Class OB, 6% 5/15/34	704	785
Series 3415 Class PC, 5% 12/15/37	216	232
Series 3763 Class QA, 4% 4/15/34	461	475
Series 3840 Class VA, 4.5% 9/15/27	733	783
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	568	579
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	637	716
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,133	2,396
Series 2004-2862 Class NE, 5% 9/15/24	4,828	5,182
Series 2145 Class MZ, 6.5% 4/15/29	722	830
Series 2357 Class ZB, 6.5% 9/15/31	386	448
Series 2877 Class ZD, 5% 10/15/34	2,042	2,262
Series 2998 Class LY, 5.5% 7/15/25	221	241
Series 3007 Class EW, 5.5% 7/15/25	946	1,036
Series 3745 Class KV, 4.5% 12/15/26	1,233	1,346
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7068% 7/20/37 (c)	293	296
Series 2008-2 Class FD, 0.6868% 1/20/38 (c)	73	74
Series 2009-108 Class CF, 0.797% 11/16/39 (c)	337	340
Series 2009-116 Class KF, 0.727% 12/16/39 (c)	260	262
Series 2010-9 Class FA, 0.717% 1/16/40 (c)	421	425
Series 2010-H17 Class FA, 0.5235% 7/20/60 (c)(d)	2,698	2,686
Series 2010-H18 Class AF, 0.4947% 9/20/60 (c)(d)	3,127	3,093
Series 2010-H19 Class FG, 0.4947% 8/20/60 (c)(d)	3,786	3,744
Series 2010-H27 Series FA, 0.5747% 12/20/60 (c)(d)	953	945
Series 2011-H05 Class FA, 0.6947% 12/20/60 (c)(d)	1,830	1,824
Series 2011-H07 Class FA, 0.6947% 2/20/61 (c)(d)	3,481	3,469
Series 2011-H12 Class FA, 0.6847% 2/20/61 (c)(d)	4,003	3,989
Series 2011-H13 Class FA, 0.6947% 4/20/61 (c)(d)	1,533	1,528
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (c)(d)	1,727	1,720
Class FC, 0.6947% 5/20/61 (c)(d)	1,592	1,587
Series 2011-H17 Class FA, 0.7247% 6/20/61 (c)(d)	2,039	2,034
Series 2011-H21 Class FA, 0.7947% 10/20/61 (c)(d)	2,032	2,032
Series 2012-H01 Class FA, 0.8947% 11/20/61 (c)(d)	1,702	1,706
Series 2012-H03 Class FA, 0.8947% 1/20/62 (c)(d)	1,079	1,081
Series 2012-H06 Class FA, 0.8247% 1/20/62 (c)(d)	1,600	1,602
Series 2012-H07 Class FA, 0.8247% 3/20/62 (c)(d)	987	989
Series 2015-H13 Class FL, 0.4747% 5/20/63 (c)(d)	7,054	7,040
Series 2015-H19 Class FA, 0.3947% 4/20/63 (c)(d)	6,780	6,759
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	37	37
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	748	123
Series 2011-68 Class EC, 3.5% 4/20/41	1,323	1,385
sequential payer Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	1,149	1,176
Series 1999-18 Class Z, 6.25% 5/16/29	1,343	1,496
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	3,996	4,261
Series 2010-H17 Class XP, 5.3002% 7/20/60 (c)(d)	5,096	5,410
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(d)	3,700	3,945
Series 2012-64 Class KB, 6.5861% 5/20/41 (c)	212	246
Series 2013-124:
Class ES, 8.391% 4/20/39 (c)(f)	1,300	1,442
Class ST, 8.5243% 8/20/39 (c)(f)	2,443	2,862
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	3,826	3,888
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	11,832	12,023
Class JA, 2.5% 6/20/65 (d)	1,109	1,127
Series 2015-H30 Class HA, 1.75% 11/20/65 (c)(d)	8,000	7,991
Series 2090-118 Class XZ, 5% 12/20/39	2,046	2,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $135,326)		135,913

Commercial Mortgage Securities - 8.3%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.547% 4/25/19 (c)	41	41
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	852
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,842
Series K009 Class A2, 3.808% 8/25/20	6,820	7,366
Series K027 Class A2, 2.637% 1/25/23	1,098	1,111
Series K029 Class A2, 3.32% 2/25/23 (c)	524	552
Series K034 Class A1, 2.669% 2/25/23	3,101	3,194
Series K717 Class A2, 2.991% 9/25/21	3,394	3,526
Series K032 Class A1, 3.016% 2/25/23	5,350	5,570
Series K039 Class A2, 3.303% 7/25/24	5,032	5,251
Series K042 Class A2, 2.67% 12/25/24	4,200	4,171
Series K501 Class A2, 1.655% 11/25/16	1,994	2,002
Series K714 Class A2, 3.034% 10/25/20	6,000	6,247
Series K720 Class A2, 2.716% 6/25/22	2,286	2,331
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	5,405	5,548
Series K044 Class A2, 2.811% 1/25/25	6,300	6,309
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $59,715)		59,913

Foreign Government and Government Agency Obligations - 4.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,489
5.5% 12/4/23	10,710	12,973
5.5% 4/26/24	1,100	1,338
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,859
3% 6/30/25	3,329	3,419
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,326)		32,078
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $715,815)		721,046
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,982
NET ASSETS - 100%		$724,028

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
178 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	38,723	$2
Sold
Treasury Contracts
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2016	475	(3)
TOTAL TREASURY CONTRACTS		$39,198	$(1)

The face value of futures purchased as a percentage of Net Assets is 5.3%

The face value of futures sold as a percentage of Net Assets is 0.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2017	$2,400	3-month LIBOR	1.5%	$0	$0	$0
LCH	Dec. 2020	1,400	3-month LIBOR	2.0%	(9)	0	(9)
LCH	Dec. 2025	6,800	3-month LIBOR	2.5%	(142)	0	(142)

TOTAL INTEREST RATE SWAPS					$(151)	$0	$(151)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $420,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $86,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$466,956	$--	$466,956	$--
U.S. Government Agency - Mortgage Securities	26,186	--	26,186	--
Collateralized Mortgage Obligations	135,913	--	135,913	--
Commercial Mortgage Securities	59,913	--	59,913	--
Foreign Government and Government Agency Obligations	32,078	--	32,078	--
Total Investments in Securities:	$721,046	$--	$721,046	$--
Derivative Instruments:
Assets
Futures Contracts	$2	$2	$--	$--
Swaps	--	--	--	--
Total Assets	$2	$2	$--	$--
Liabilities
Futures Contracts	$(3)	$(3)	$--	$--
Swaps	(151)	--	(151)	--
Total Liabilities	$(154)	$(3)	$(151)	$--
Total Derivative Instruments:	$(152)	$(1)	$(151)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $715,535,000. Net unrealized appreciation aggregated $5,511,000, of which $8,494,000 related to appreciated investment securities and $2,983,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016